                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2031
-------------------------------------------------------------------------------

                               MFS SERIES TRUST V
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                       MFS(R) TOTAL RETURN FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     26
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 29
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     30
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    32
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           46
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           59
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   59
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          59
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        3/31/07
                                                                        MTR-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.


    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              59.0%
              Bonds                                      39.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS (i)

              Fannie Mae, 5.5%, 30 years                  3.9%
              ------------------------------------------------
              U.S. Treasury Notes, 5.625%, 2008           2.4%
              ------------------------------------------------
              Fannie Mae, 6.0%, 30 years                  1.6%
              ------------------------------------------------
              Citigroup, Inc.                             1.5%
              ------------------------------------------------
              Bank of America Corp.                       1.5%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.4%
              ------------------------------------------------
              U.S. Treasury Notes, 4.75%, 2008            1.4%
              ------------------------------------------------
              Altria Group, Inc.                          1.3%
              ------------------------------------------------
              U.S. Treasury Notes, 5.125%, 2011           1.3%
              ------------------------------------------------
              Genworth Financial, Inc., "A"               1.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         17.6%
              ------------------------------------------------
              Energy                                      6.9%
              ------------------------------------------------
              Utilities & Communications                  6.7%
              ------------------------------------------------
              Health Care                                 5.6%
              ------------------------------------------------
              Industrial Goods & Services                 5.3%
              ------------------------------------------------
              Consumer Staples                            3.7%
              ------------------------------------------------
              Basic Materials                             3.0%
              ------------------------------------------------
              Technology                                  2.9%
              ------------------------------------------------
              Retailing                                   2.3%
              ------------------------------------------------
              Leisure                                     2.3%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Special Products & Services                 0.3%
              ------------------------------------------------

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 14.3%
              ------------------------------------------------
              U.S. Treasury Securities                    9.3%
              ------------------------------------------------
              High Grade Corporates                       8.8%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       4.2%
              ------------------------------------------------
              U.S. Government Agencies                    1.8%
              ------------------------------------------------
              Asset-Backed Securities                     0.6%
              ------------------------------------------------
              Emerging Market Bonds                       0.5%
              ------------------------------------------------
              Non U.S. Government Bonds                   0.3%
              ------------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 3/31/07, unless otherwise noted. The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2006 through March 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value   10/01/06-
Class                       Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
        Actual              0.87%     $1,000.00        $1,073.40       $4.50
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.87%     $1,000.00        $1,020.59       $4.38
--------------------------------------------------------------------------------
        Actual              1.52%     $1,000.00        $1,069.40       $7.84
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.52%     $1,000.00        $1,017.35       $7.64
--------------------------------------------------------------------------------
        Actual              1.52%     $1,000.00        $1,069.80       $7.84
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.52%     $1,000.00        $1,017.35       $7.64
--------------------------------------------------------------------------------
        Actual              0.52%     $1,000.00        $1,074.60       $2.69
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.52%     $1,000.00        $1,022.34       $2.62
--------------------------------------------------------------------------------
        Actual              1.02%     $1,000.00        $1,072.60       $5.27
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.02%     $1,000.00        $1,019.85       $5.14
--------------------------------------------------------------------------------
        Actual              1.62%     $1,000.00        $1,069.00       $8.36
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.62%     $1,000.00        $1,016.85       $8.15
--------------------------------------------------------------------------------
        Actual              1.27%     $1,000.00        $1,070.80       $6.56
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.27%     $1,000.00        $1,018.60       $6.39
--------------------------------------------------------------------------------
        Actual              1.17%     $1,000.00        $1,071.10       $6.04
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.17%     $1,000.00        $1,019.10       $5.89
--------------------------------------------------------------------------------
        Actual              0.93%     $1,000.00        $1,072.50       $4.81
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.93%     $1,000.00        $1,020.29       $4.68
--------------------------------------------------------------------------------
        Actual              0.64%     $1,000.00        $1,074.70       $3.31
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.64%     $1,000.00        $1,021.74       $3.23
--------------------------------------------------------------------------------
        Actual              1.12%     $1,000.00        $1,071.60       $5.78
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.12%     $1,000.00        $1,019.35       $5.64
--------------------------------------------------------------------------------
        Actual              1.77%     $1,000.00        $1,068.10       $9.13
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.77%     $1,000.00        $1,016.11       $8.90
--------------------------------------------------------------------------------
        Actual              1.77%     $1,000.00        $1,068.50       $9.13
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.77%     $1,000.00        $1,016.11       $8.90
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
3/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 59.0%
------------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR            VALUE ($)
------------------------------------------------------------------------------------------------------
Aerospace - 2.1%
------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  1,293,780       $   125,522,536
Northrop Grumman Corp.                                                   650,230            48,260,071
United Technologies Corp. (l)                                          1,033,640            67,186,600
                                                                                       ---------------
                                                                                       $   240,969,207
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------------
Diageo PLC                                                             2,212,652       $    44,822,695
Molson Coors Brewing Co. (l)                                             133,330            12,615,685
                                                                                       ---------------
                                                                                       $    57,438,380
------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
------------------------------------------------------------------------------------------------------
Hanesbrands, Inc. (a)(l)                                                  69,707       $     2,048,689
NIKE, Inc., "B"                                                          525,380            55,826,879
Phillips-Van Heusen Corp.                                                 14,250               837,900
                                                                                       ---------------
                                                                                       $    58,713,468
------------------------------------------------------------------------------------------------------
Automotive - 0.5%
------------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                        215,920       $    12,331,191
Johnson Controls, Inc.                                                   434,550            41,117,121
                                                                                       ---------------
                                                                                       $    53,448,312
------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%
------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                        1,317,390       $    73,615,753
------------------------------------------------------------------------------------------------------
Broadcasting - 1.1%
------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                           761,653       $    23,298,965
E.W. Scripps Co., "A" (l)                                                316,580            14,144,794
Viacom, Inc., "B" (a)                                                  1,190,951            48,959,996
Walt Disney Co.                                                          324,740            11,180,798
WPP Group PLC                                                          1,625,340            24,625,976
                                                                                       ---------------
                                                                                       $   122,210,529
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (l)                                              112,100       $    16,854,235
Franklin Resources, Inc. (l)                                             323,450            39,082,464
Goldman Sachs Group, Inc. (l)                                            282,950            58,465,959
Investment Technology Group, Inc. (a)(l)                                  29,150             1,142,680
Julius Baer Holding Ltd.                                                  69,600             9,496,116
KKR Private Equity Investments LP, IEU (z)                               474,330            11,502,503
Legg Mason, Inc. (l)                                                      29,980             2,824,416
Lehman Brothers Holdings, Inc. (l)                                       684,770            47,981,834
Mellon Financial Corp. (l)                                             1,589,640            68,577,070
Merrill Lynch & Co., Inc.                                                365,667            29,864,024
Morgan Stanley                                                           457,970            36,069,717
Nomura Holdings, Inc.                                                    413,500             8,576,155
Waddell & Reed Financial, Inc., "A" (l)                                   74,050             1,726,846
                                                                                       ---------------
                                                                                       $   332,164,019
------------------------------------------------------------------------------------------------------
Business Services - 0.3%
------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (l)                                                  633,060       $    24,398,132
Alliance Data Systems Corp. (a)                                           16,720             1,030,286
Fidelity National Information Services, Inc. (l)                         117,500             5,341,550
First Data Corp.                                                         307,020             8,258,838
                                                                                       ---------------
                                                                                       $    39,028,806
------------------------------------------------------------------------------------------------------
Cable TV - 0.2%
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., "A" (a)                                             42,850       $     1,411,051
Time Warner Cable, Inc. (a)                                              470,600            17,633,382
                                                                                       ---------------
                                                                                       $    19,044,433
------------------------------------------------------------------------------------------------------
Chemicals - 1.2%
------------------------------------------------------------------------------------------------------
3M Co.                                                                   251,800       $    19,245,074
Dow Chemical Co.                                                         309,100            14,175,326
Nalco Holding Co.                                                        611,520            14,615,328
PPG Industries, Inc. (l)                                                 715,080            50,277,275
Rohm & Haas Co. (l)                                                      150,090             7,762,655
Syngenta AG                                                              135,870            25,995,536
                                                                                       ---------------
                                                                                       $   132,071,194
------------------------------------------------------------------------------------------------------
Computer Software - 1.5%
------------------------------------------------------------------------------------------------------
Compuware Corp. (a)(l)                                                 6,607,050       $    62,700,905
McAfee, Inc. (a)                                                         317,980             9,246,858
Oracle Corp. (a)                                                       4,648,290            84,273,498
Symantec Corp. (a)                                                       690,280            11,941,844
Synopsys, Inc. (a)                                                        31,710               831,753
                                                                                       ---------------
                                                                                       $   168,994,858
------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.4%
------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                    1,238,160       $    49,699,742
------------------------------------------------------------------------------------------------------
Construction - 1.2%
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. (l)                                                    656,600       $    14,445,200
Masco Corp. (l)                                                        3,310,290            90,701,946
Sherwin-Williams Co.                                                     287,830            19,008,293
Toll Brothers, Inc. (a)(l)                                               495,830            13,575,825
                                                                                       ---------------
                                                                                       $   137,731,264
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.2%
------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                        82,650       $     1,891,032
Estee Lauder Cos., Inc., "A" (l)                                         324,120            15,833,262
Scotts Miracle-Gro Co.                                                   172,960             7,615,429
                                                                                       ---------------
                                                                                       $    25,339,723
------------------------------------------------------------------------------------------------------
Containers - 0.7%
------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                               2,978,730       $    76,761,872
Smurfit-Stone Container Corp. (a)(l)                                     520,780             5,863,983
                                                                                       ---------------
                                                                                       $    82,625,855
------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.3%
------------------------------------------------------------------------------------------------------
Black & Decker Corp. (l)                                                 145,600       $    11,883,872
Cooper Industries Ltd., "A"                                               68,400             3,077,316
General Electric Co.                                                   2,475,290            87,526,254
Rockwell Automation, Inc.                                                733,800            43,932,606
Tyco International Ltd.                                                2,218,790            70,002,825
W.W. Grainger, Inc. (l)                                                  563,100            43,493,844
                                                                                       ---------------
                                                                                       $   259,916,717
------------------------------------------------------------------------------------------------------
Electronics - 0.5%
------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                              266,780       $     4,887,410
Intel Corp.                                                            2,331,690            44,605,230
Intersil Corp., "A"                                                      175,230             4,641,843
Kronos, Inc. (a)(l)                                                       11,800               631,300
                                                                                       ---------------
                                                                                       $    54,765,783
------------------------------------------------------------------------------------------------------
Energy - Independent - 2.2%
------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                 540,300       $    23,222,094
Apache Corp.                                                             910,280            64,356,796
Devon Energy Corp.                                                     1,428,880            98,907,074
EOG Resources, Inc. (l)                                                  201,850            14,399,979
Newfield Exploration Co. (a)                                             143,260             5,975,375
Sunoco, Inc. (l)                                                         256,020            18,034,049
Talisman Energy, Inc.                                                    793,390            13,931,928
Ultra Petroleum Corp. (a)                                                248,200            13,186,866
                                                                                       ---------------
                                                                                       $   252,014,161
------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
------------------------------------------------------------------------------------------------------
Chevron Corp.                                                            609,045       $    45,044,968
ConocoPhillips                                                           618,470            42,272,425
Exxon Mobil Corp.                                                      2,178,588           164,374,465
Hess Corp.                                                             1,759,520            97,600,574
Royal Dutch Shell PLC, ADR                                               152,450            10,107,435
TOTAL S.A., ADR                                                        1,235,930            86,243,195
                                                                                       ---------------
                                                                                       $   445,643,062
------------------------------------------------------------------------------------------------------
Food & Beverages - 1.6%
------------------------------------------------------------------------------------------------------
Kellogg Co. (l)                                                          896,240       $    46,093,623
Kraft Foods, Inc. (w)                                                    958,181            30,383,920
Nestle S.A. (l)                                                          118,116            45,999,339
Pepsi Bottling Group, Inc.                                               260,020             8,292,038
PepsiCo, Inc.                                                            566,550            36,009,918
Tyson Foods, Inc., "A" (l)                                             1,026,210            19,918,736
                                                                                       ---------------
                                                                                       $   186,697,574
------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.7%
------------------------------------------------------------------------------------------------------
CVS Corp.                                                              1,601,389       $    54,671,420
Kroger Co.                                                               384,840            10,871,730
Sally Beauty Holdings, Inc. (a)                                        1,911,049            17,562,540
                                                                                       ---------------
                                                                                       $    83,105,690
------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
------------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                      1,108,370       $    26,401,373
International Paper Co.                                                  213,700             7,778,680
MeadWestvaco Corp. (l)                                                   678,780            20,933,575
                                                                                       ---------------
                                                                                       $    55,113,628
------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
------------------------------------------------------------------------------------------------------
Tupperware Brands Corp. (l)                                              205,280       $     5,117,630
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.1%
------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                             160,500       $     6,766,680
------------------------------------------------------------------------------------------------------
General Merchandise - 1.0%
------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                               136,190       $     4,033,948
Federated Department Stores, Inc. (l)                                  2,138,040            96,318,702
Wal-Mart Stores, Inc.                                                    252,770            11,867,552
                                                                                       ---------------
                                                                                       $   112,220,202
------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.8%
------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                      51,670       $     1,570,768
CIGNA Corp.                                                               71,730            10,233,002
Health Net, Inc. (a)(l)                                                   41,010             2,206,748
UnitedHealth Group, Inc.                                                 486,530            25,771,494
WellPoint, Inc. (a)                                                      657,640            53,334,604
                                                                                       ---------------
                                                                                       $    93,116,616
------------------------------------------------------------------------------------------------------
Insurance - 4.9%
------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                  71,580       $     4,084,355
Aflac, Inc.                                                              745,830            35,098,760
Allstate Corp.                                                         1,770,500           106,336,230
Chubb Corp.                                                              257,260            13,292,624
Conseco, Inc. (a)                                                      2,588,960            44,789,008
Endurance Specialty Holdings Ltd. (l)                                    269,750             9,640,865
Fidelity National Title Group, Inc. (l)                                  298,770             7,173,468
First American Corp.                                                     187,580             9,514,058
Genworth Financial, Inc., "A" (l)                                      4,031,810           140,871,441
Hartford Financial Services Group, Inc.                                  631,795            60,386,966
Mercury General Corp. (l)                                                 10,920               579,197
MetLife, Inc.                                                          1,065,710            67,299,587
MGIC Investment Corp. (l)                                                 79,240             4,668,821
PartnerRe Ltd. (l)                                                       130,350             8,934,189
Protective Life Corp. (l)                                                 26,180             1,152,967
Travelers Cos., Inc.                                                     862,060            44,628,846
W.R. Berkley Corp.                                                        93,850             3,108,312
Zenith National Insurance Corp.                                           70,480             3,331,590
                                                                                       ---------------
                                                                                       $   564,891,284
------------------------------------------------------------------------------------------------------
Internet - 0.0%
------------------------------------------------------------------------------------------------------
RealNetworks, Inc. (a)                                                   447,930       $     3,516,251
------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.1%
------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                             273,910       $     7,839,304
------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
------------------------------------------------------------------------------------------------------
Cummins, Inc. (l)                                                         74,220       $    10,741,118
Deere & Co.                                                              585,580            63,617,411
Eaton Corp.                                                              253,220            21,159,063
Timken Co. (l)                                                            45,230             1,370,921
United Rentals, Inc. (a)(l)                                              129,430             3,559,325
                                                                                       ---------------
                                                                                       $   100,447,838
------------------------------------------------------------------------------------------------------
Major Banks - 5.1%
------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  3,315,358       $   169,149,565
Bank of New York Co., Inc. (l)                                         3,020,510           122,481,681
JPMorgan Chase & Co.                                                   2,546,582           123,203,637
PNC Financial Services Group, Inc.                                     1,080,208            77,742,570
State Street Corp. (l)                                                   207,900            13,461,525
SunTrust Banks, Inc. (l)                                                 928,280            77,084,371
                                                                                       ---------------
                                                                                       $   583,123,349
------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
------------------------------------------------------------------------------------------------------
McKesson Corp. (l)                                                        71,510       $     4,186,195
Tenet Healthcare Corp. (a)(l)                                          1,953,610            12,561,712
                                                                                       ---------------
                                                                                       $    16,747,907
------------------------------------------------------------------------------------------------------
Medical Equipment - 1.0%
------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                         41,230       $     1,533,756
Boston Scientific Corp. (a)                                            2,151,020            31,275,831
Cooper Cos., Inc. (l)                                                    531,900            25,860,978
DENTSPLY International, Inc.                                             345,647            11,319,939
Pall Corp.                                                             1,251,660            47,563,080
                                                                                       ---------------
                                                                                       $   117,553,584
------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                         577,460       $    12,873,906
Freeport-McMoRan Copper & Gold, Inc.                                      42,500             2,813,075
                                                                                       ---------------
                                                                                       $    15,686,981
------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.0%
------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                 35,410       $     1,711,011
------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.6%
------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                    2,257,570       $    64,250,442
------------------------------------------------------------------------------------------------------
Network & Telecom - 0.4%
------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                  871,950       $    22,260,884
InterDigital Communications Corp. (a)                                     21,210               671,721
Nortel Networks Corp. (a)                                                906,077            21,791,152
                                                                                       ---------------
                                                                                       $    44,723,757
------------------------------------------------------------------------------------------------------
Oil Services - 0.8%
------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                      785,250       $    48,434,220
Noble Corp.                                                              582,200            45,807,496
                                                                                       ---------------
                                                                                       $    94,241,716
------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.3%
------------------------------------------------------------------------------------------------------
American Express Co.                                                     811,580       $    45,773,112
AmeriCredit Corp. (a)(l)                                                  57,730             1,319,708
BankUnited Financial Corp., "A" (l)                                      125,420             2,660,158
Capital One Financial Corp.                                              192,110            14,496,621
CapitalSource, Inc., REIT (l)                                             82,450             2,071,969
CIT Group, Inc. (l)                                                      148,470             7,857,032
Citigroup, Inc.                                                        3,383,493           173,708,531
Countrywide Financial Corp.                                              801,510            26,962,796
Fannie Mae (l)                                                         1,261,630            68,859,765
Freddie Mac                                                              181,260            10,783,157
HSBC Holdings PLC                                                        426,700             7,468,392
Marshall & Ilsley Corp. (l)                                               54,790             2,537,325
New York Community Bancorp, Inc.                                       2,675,380            47,059,934
Northern Trust Corp.                                                      59,070             3,552,470
TCF Financial Corp. (l)                                                   91,510             2,412,204
UBS AG                                                                   626,840            37,243,127
UBS AG                                                                   460,510            27,368,109
Zions Bancorporation (l)                                                  89,620             7,574,682
                                                                                       ---------------
                                                                                       $   489,709,092
------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.1%
------------------------------------------------------------------------------------------------------
Western Digital Corp. (a)                                                448,240       $     7,534,914
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.0%
------------------------------------------------------------------------------------------------------
Abbott Laboratories (l)                                                  165,990       $     9,262,242
Eli Lilly & Co.                                                          982,510            52,770,612
Endo Pharmaceuticals Holdings, Inc. (a)                                  116,330             3,420,102
Johnson & Johnson                                                      1,743,640           105,071,746
Merck & Co., Inc. (l)                                                    524,580            23,170,699
Warner Chilcott Ltd., "A" (a)                                            886,870            13,134,545
Wyeth                                                                  2,667,150           133,437,515
                                                                                       ---------------
                                                                                       $   340,267,461
------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.7%
------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc. (l)                                                 74,290       $     2,232,415
New York Times Co., "A" (l)                                            2,961,660            69,628,627
R.R. Donnelley & Sons Co.                                                 19,280               705,455
Washington Post Co., "B" (l)                                               6,370             4,863,495
                                                                                       ---------------
                                                                                       $    77,429,992
------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp. (l)                                   451,680       $    36,328,622
Norfolk Southern Corp.                                                   603,480            30,536,088
                                                                                       ---------------
                                                                                       $    66,864,710
------------------------------------------------------------------------------------------------------
Real Estate - 0.4%
------------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT (l)                                            68,560       $     4,329,564
CBL & Associates Properties, Inc., REIT (l)                              215,100             9,645,084
DiamondRock Hospitality Co., REIT (l)                                    250,710             4,763,490
Equity Residential, REIT                                                 275,870            13,305,210
Host Hotels & Resorts, Inc., REIT                                        360,960             9,496,858
Macerich Co., REIT (l)                                                    33,120             3,058,963
Maguire Properties, Inc., REIT                                            74,330             2,643,175
Taubman Centers, Inc., REIT (l)                                           54,300             3,148,857
                                                                                       ---------------
                                                                                       $    50,391,201
------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                              117,300       $     3,835,710
Jack in the Box, Inc. (a)                                                 30,580             2,113,995
YUM! Brands, Inc.                                                         64,990             3,753,822
                                                                                       ---------------
                                                                                       $     9,703,527
------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc. (l)                                       581,140       $    42,981,114
Albemarle Corp.                                                           75,300             3,112,902
Praxair, Inc.                                                            256,010            16,118,390
                                                                                       ---------------
                                                                                       $    62,212,406
------------------------------------------------------------------------------------------------------
Specialty Stores - 0.1%
------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                    290,230       $    11,675,953
OfficeMax, Inc. (l)                                                       29,660             1,564,268
PetSmart, Inc. (l)                                                        68,520             2,258,419
                                                                                       ---------------
                                                                                       $    15,498,640
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                    1,362,530       $    25,833,569
Vodafone Group PLC                                                     7,102,843            18,937,821
                                                                                       ---------------
                                                                                       $    44,771,390
------------------------------------------------------------------------------------------------------
Telephone Services - 2.2%
------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                             1,453,398       $    57,307,483
Embarq Corp.                                                             874,622            49,284,950
Qwest Communications International, Inc. (a)(l)                        4,297,960            38,638,660
TELUS Corp.                                                              300,560            15,353,846
TELUS Corp. (non-voting shares)                                           77,270             3,861,490
Verizon Communications, Inc.                                           2,353,960            89,262,163
                                                                                       ---------------
                                                                                       $   253,708,592
------------------------------------------------------------------------------------------------------
Tobacco - 1.4%
------------------------------------------------------------------------------------------------------
Altria Group, Inc. (w)                                                 2,274,040       $   149,836,496
Loews Corp.                                                              156,380            11,823,892
Reynolds American, Inc.                                                   51,990             3,244,696
                                                                                       ---------------
                                                                                       $   164,905,084
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.5%
------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                        235,980       $    11,504,025
CMS Energy Corp.                                                         328,880             5,854,064
Constellation Energy Group, Inc.                                         217,880            18,944,666
Dominion Resources, Inc.                                                 714,230            63,402,197
DPL, Inc.                                                                594,380            18,479,274
Edison International                                                     355,600            17,470,628
Entergy Corp.                                                            154,410            16,200,697
FPL Group, Inc.                                                        1,718,700           105,132,879
Mirant Corp. (a)                                                         124,190             5,024,727
Northeast Utilities (l)                                                  257,990             8,454,332
NRG Energy, Inc. (a)                                                     500,270            36,039,451
Pepco Holdings, Inc.                                                     420,600            12,205,812
PG&E Corp. (l)                                                           283,800            13,699,026
PPL Corp.                                                                185,900             7,603,310
Public Service Enterprise Group, Inc.                                    587,700            48,802,608
TXU Corp.                                                                179,930            11,533,513
Xcel Energy, Inc.                                                        155,300             3,834,357
                                                                                       ---------------
                                                                                       $   404,185,566
------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $5,224,439,891)                                  $ 6,749,489,285
------------------------------------------------------------------------------------------------------

Bonds - 39.5%
------------------------------------------------------------------------------------------------------
Agency - Other - 0.0%
------------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                        $  2,850,000       $     3,973,615
------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 4.8%
------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc. "A4", FRN,
5.1815%, 2047                                                       $  6,000,000       $     5,972,921
Banc of America Commercial Mortgage, Inc. "AM", FRN,
5.1815%, 2047                                                          5,480,549             5,438,820
Banc of America Commercial Mortgage, Inc., FRN,
4.857%, 2043                                                          12,050,000            11,697,486
Banc of America Commercial Mortgage, Inc., FRN,
5.482%, 2049                                                          10,682,373            10,723,602
Bayview Financial Revolving Mortgage Loan Trust, FRN,
6.12%, 2040 (z)                                                       10,340,000            10,339,946
Bear Stearns Commercial Mortgage Securities, Inc., FRN,
5.116%, 2041                                                           6,968,510             6,890,025
Blackrock Capital Finance LP, 7.75%, 2026 (n)                          1,336,031             1,322,671
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                         2,400,000             2,374,500
Chase Commercial Mortgage Securities Corp., 7.543%, 2032               1,262,128             1,285,610
Citigroup Commercial Mortgage Trust, 5.462%, 2049                     13,793,282            13,813,748
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.648%, 2048                                                          13,600,000            13,818,696
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN,
5.8817%, 2049                                                          3,938,375             3,874,223
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN,
5.2257%, 2044                                                          6,630,000             6,654,382
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN,
5.8817%, 2049                                                          6,650,000             6,493,361
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                 271,715               269,883
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035               5,002,131             4,971,197
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046               6,450,000             6,465,719
CPS Auto Receivables Trust, 2.89%, 2009 (z)                              156,253               154,275
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                  8,321,579             8,364,354
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039              13,870,000            13,764,803
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                     2,333,095             2,335,055
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                4,113,202             4,132,651
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                            1,818,708             1,859,222
GE Commercial Mortgage Corp., FRN, 5.3375%, 2044                       7,580,000             7,589,543
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                      7,534,000             7,570,083
Greenwich Capital Commercial Funding Corp., 4.305%, 2042               5,165,031             5,065,417
Greenwich Capital Commercial Funding Corp., FRN,
5.317%, 2036                                                           3,468,895             3,480,187
Greenwich Capital Commercial Funding Corp., FRN,
5.224%, 2037                                                           8,686,131             8,629,963
Greenwich Capital Commercial Funding Corp., FRN,
5.9137%, 2038                                                          6,950,000             7,241,119
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.78%, 2042                                                            9,444,000             9,075,788
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.552%, 2045                                                          13,820,000            13,986,268
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 2045 (n)                                                        6,908,729             6,920,580
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.372%, 2047                                                          11,670,000            11,569,512
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
4.948%, 2037                                                           9,800,000             9,509,593
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.2117%, 2041                                                          2,279,327             2,277,793
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.2945%, 2043                                                         12,670,000            12,676,237
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.475%, 2043                                                          13,820,000            13,919,814
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.855%, 2043                                                          13,155,000            13,601,662
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.8756%, 2045                                                         13,820,000            14,395,960
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                          11,782,189            11,563,440
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                         3,666,809             3,666,618
Merrill Lynch Mortgage Trust, FRN, 5.66%, 2039                        12,847,000            13,157,545
Merrill Lynch Mortgage Trust, FRN, 5.2646%, 2044                       5,721,000             5,706,623
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN,
5.4818%, 2039                                                          6,500,000             6,568,181
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN,
5.204%, 2049                                                          14,050,000            13,814,710
Morgan Stanley Capital I, Inc., 5.168%, 2042                           4,603,980             4,557,707
Morgan Stanley Capital I, Inc., FRN, 0.2005%, 2030 (i)(n)            269,471,273             3,165,802
Multi-Family Capital Access One, Inc., 6.65%, 2024                     2,294,042             2,322,900
Residential Asset Mortgage Products, Inc., 4.109%, 2029                5,402,087             5,343,607
Residential Asset Mortgage Products, Inc., FRN,
4.9708%, 2034                                                          5,243,000             5,147,216
Residential Funding Mortgage Securities, Inc., FRN,
5.32%, 2035                                                            8,242,000             8,202,714
Spirit Master Funding LLC, 5.05%, 2023 (z)                             9,918,549             9,454,361
Structured Asset Securities Corp., FRN, 4.67%, 2035                   17,518,502            17,346,993
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                 15,690,000            15,284,552
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                   7,432,000             7,118,310
Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                 13,870,000            13,794,131
Wachovia Bank Commercial Mortgage Trust, FRN,
4.847%, 2041                                                          11,645,000            11,298,751
Wachovia Bank Commercial Mortgage Trust, FRN,
5.083%, 2042                                                          11,945,166            11,740,617
Wachovia Bank Commercial Mortgage Trust, FRN,
5.118%, 2042                                                          12,150,000            11,978,837
Wachovia Bank Commercial Mortgage Trust, FRN,
6.021%, 2043                                                          10,140,000             9,927,161
Wachovia Bank Commercial Mortgage Trust, FRN,
5.201%, 2044                                                           8,159,000             8,109,581
Wachovia Bank Commercial Mortgage Trust, FRN,
5.3161%, 2044                                                          9,904,000             9,890,301
Wachovia Bank Commercial Mortgage Trust, FRN,
5.466%, 2045                                                          12,262,000            12,303,968
Wachovia Bank Commercial Mortgage Trust, FRN,
5.962%, 2045 (n)                                                       9,160,000             9,561,703
Wachovia Bank Commercial Mortgage Trust, FRN,
5.795%, 2045                                                           9,830,000            10,087,851
Wachovia Bank Commercial Mortgage Trust, FRN,
5.603%, 2048                                                          13,600,000            13,772,069
                                                                                       ---------------
                                                                                       $   545,412,918
------------------------------------------------------------------------------------------------------
Automotive - 0.1%
------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                  $  9,612,000       $     9,518,908
------------------------------------------------------------------------------------------------------
Broadcasting - 0.2%
------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                             $  8,518,000       $     8,904,078
Hearst-Argyle Television, Inc., 7.5%, 2027                             3,800,000             3,904,515
News America Holdings, 8.5%, 2025                                      5,513,000             6,625,689
News America, Inc., 6.2%, 2034                                         2,605,000             2,526,720
                                                                                       ---------------
                                                                                       $    21,961,002
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                             $ 11,272,000       $    11,164,893
Lehman Brothers Holdings, Inc., 8.25%, 2007                            8,368,000             8,413,932
Lehman Brothers Holdings, Inc., 5.5%, 2016                             1,865,000             1,854,474
Merrill Lynch & Co., Inc., 6.05%, 2016                                 7,818,000             8,020,314
Merrill Lynch & Co., Inc., 6.11%, 2037                                 7,900,000             7,658,774
Morgan Stanley Group, Inc., 6.75%, 2011                                8,407,000             8,891,874
Morgan Stanley Group, Inc., 5.75%, 2016                                6,120,000             6,155,533
                                                                                       ---------------
                                                                                       $    52,159,794
------------------------------------------------------------------------------------------------------
Building - 0.1%
------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                      $  8,021,000       $     8,525,585
------------------------------------------------------------------------------------------------------
Business Services - 0.1%
------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                     $  8,409,000       $     8,467,173
------------------------------------------------------------------------------------------------------
Cable TV - 0.2%
------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                              $  9,350,000       $     8,945,472
Time Warner Entertainment Co. LP, 8.375%, 2033                         7,170,000             8,714,984
                                                                                       ---------------
                                                                                       $    17,660,456
------------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                        $  8,542,000       $     9,173,818
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.2%
------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                  $  9,914,000       $     9,825,736
Western Union Co., 5.4%, 2011                                         13,050,000            13,070,267
                                                                                       ---------------
                                                                                       $    22,896,003
------------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                          $  8,973,000       $     8,787,950
Raytheon Co., 6.15%, 2008                                              5,963,000             6,063,715
                                                                                       ---------------
                                                                                       $    14,851,665
------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.1%
------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                    $  1,533,000       $     1,908,585
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)            6,340,000             6,394,904
                                                                                       ---------------
                                                                                       $     8,303,489
------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                       $  6,850,000       $     6,600,948
United Mexican States, 6.375%, 2013                                    6,616,000             6,976,572
United Mexican States, 6.625%, 2015                                      569,000               614,520
United Mexican States, 5.625%, 2017                                    5,874,000             5,920,992
United Mexican States, 6.75%, 2034                                     3,705,000             4,040,303
                                                                                       ---------------
                                                                                       $    24,153,335
------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                               $  5,170,000       $     5,180,888
Nexen, Inc., 5.875%, 2035                                              7,100,000             6,660,290
Ocean Energy, Inc., 7.25%, 2011                                        8,780,000             9,420,167
XTO Energy, Inc., 5.65%, 2016                                         12,100,000            12,057,819
                                                                                       ---------------
                                                                                       $    33,319,164
------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
------------------------------------------------------------------------------------------------------
Walt Disney Co., 5.625%, 2016                                       $  7,684,000       $     7,850,282
------------------------------------------------------------------------------------------------------
Financial Institutions - 0.7%
------------------------------------------------------------------------------------------------------
American Express Co., 5.5%, 2016                                    $ 13,040,000       $    13,166,240
Capital One Financial Co., 6.15%, 2016                                 8,680,000             8,804,037
CIT Group, Inc., 6.1% to 2017, FRN to 2067                             1,130,000             1,089,215
Countrywide Financial Corp., 6.25%, 2016                              10,910,000            10,997,542
General Electric Capital Corp., 8.75%, 2007                            3,073,000             3,085,977
General Electric Capital Corp., 5.45%, 2013                            2,383,000             2,413,645
General Electric Capital Corp., 6.75%, 2032                            2,976,000             3,371,903
HSBC Finance Corp., 5.25%, 2011                                        8,925,000             8,921,769
ORIX Corp., 5.48%, 2011                                               13,060,000            13,112,540
Residential Capital LLC, 6.875%, 2015                                 11,380,000            11,481,453
                                                                                       ---------------
                                                                                       $    76,444,321
------------------------------------------------------------------------------------------------------
Food & Beverages - 0.2%
------------------------------------------------------------------------------------------------------
Diageo Finance B.V., 5.5%, 2013                                     $ 11,920,000       $    11,998,016
Miller Brewing Co., 5.5%, 2013 (n)                                    16,686,000            16,673,469
                                                                                       ---------------
                                                                                       $    28,671,485
------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                              $  4,540,000       $     4,623,640
CVS Corp., 6.125%, 2016                                                6,630,000             6,856,023
                                                                                       ---------------
                                                                                       $    11,479,663
------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.0%
------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                      $  3,975,000       $     3,917,728
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.2%, 2016                            $ 10,512,000       $    10,784,765
Wyndham Worldwide Corp., 6%, 2016 (n)                                  6,562,000             6,561,409
                                                                                       ---------------
                                                                                       $    17,346,174
------------------------------------------------------------------------------------------------------
Insurance - 0.4%
------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015                     $  9,850,000       $     9,637,082
American International Group, Inc., 6.25%, 2037                        3,010,000             2,929,693
Chubb Corp., 6.375% to 2017, FRN to 2067                              12,830,000            12,797,258
ING Groep N.V., 5.775% to 2015, FRN to 2049                           14,773,000            14,697,288
MetLife, Inc., 6.5%, 2032                                              3,231,000             3,458,020
MetLife, Inc., 6.4%, 2036                                              7,680,000             7,498,698
                                                                                       ---------------
                                                                                       $    51,018,039
------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.1%
------------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                         $  8,842,000       $     8,347,458
Fund American Cos., Inc., 5.875%, 2013                                 6,030,000             6,031,743
                                                                                       ---------------
                                                                                       $    14,379,201
------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.3%
------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                            $ 16,520,000       $    17,332,305
Province of Ontario, 5%, 2011                                         13,130,000            13,199,011
                                                                                       ---------------
                                                                                       $    30,531,316
------------------------------------------------------------------------------------------------------
Major Banks - 1.0%
------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.3%, 2017                                   $  7,420,000       $     7,297,785
Bank of America Corp., 5.49%, 2019 (n)                                11,900,000            11,782,737
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)              7,327,000             7,933,492
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                5,386,000             5,486,637
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049               9,180,000             9,377,021
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                    2,712,000             2,812,656
PNC Funding Corp., 5.625%, 2017                                        6,510,000             6,556,716
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(n)                 16,307,000            16,490,470
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049(n)                                                        11,444,000            12,838,715
Wachovia Corp., 5.25%, 2014                                           19,574,000            19,345,767
Wells Fargo National Bank, 5.75%, 2016                                14,710,000            15,098,094
                                                                                       ---------------
                                                                                       $   115,020,090
------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.9%, 2016                              $  8,998,000       $     9,285,756
Cardinal Health, Inc., 5.85%, 2017                                     6,920,000             6,908,423
HCA, Inc., 8.75%, 2010                                                 1,950,000             2,045,063
Hospira, Inc., 5.55%, 2012                                             3,080,000             3,081,214
Hospira, Inc., 6.05%, 2017                                            10,978,000            10,969,382
McKesson Corp., 5.7%, 2017                                             5,250,000             5,234,056
                                                                                       ---------------
                                                                                       $    37,523,894
------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017 (l)                                 $  9,400,000       $     9,578,205
------------------------------------------------------------------------------------------------------
Mortgage Backed - 14.3%
------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                             $  1,578,663       $     1,635,176
Fannie Mae, 4.01%, 2013                                                1,036,331               982,495
Fannie Mae, 4.019%, 2013                                               4,061,272             3,861,542
Fannie Mae, 4.621%, 2013                                                 966,103               948,046
Fannie Mae, 4.518%, 2014                                               9,316,567             9,051,783
Fannie Mae, 4.63%, 2014                                                2,575,487             2,508,056
Fannie Mae, 4.778%, 2014                                                 287,757               284,027
Fannie Mae, 4.839%, 2014                                               5,293,214             5,230,666
Fannie Mae, 4.88%, 2014 - 2020                                         1,761,082             1,739,566
Fannie Mae, 4.551%, 2015                                                 410,678               399,653
Fannie Mae, 4.76%, 2015                                                1,891,907             1,849,852
Fannie Mae, 4.78%, 2015                                                2,456,517             2,406,452
Fannie Mae, 4.856%, 2015                                                 684,572               667,235
Fannie Mae, 4.925%, 2015                                              16,076,377            15,943,969
Fannie Mae, 5.19%, 2015                                                1,423,571             1,422,495
Fannie Mae, 5.09%, 2016                                                2,000,000             1,988,438
Fannie Mae, 5.05%, 2017                                                2,501,000             2,476,772
Fannie Mae, 5.5%, 2017 - 2037                                        519,856,865           516,186,620
Fannie Mae, 6%, 2017 - 2037                                          219,707,555           222,240,541
Fannie Mae, 4.5%, 2018 - 2035                                         87,579,980            84,436,454
Fannie Mae, 5%, 2018 - 2035                                          168,931,302           164,664,888
Fannie Mae, 7.5%, 2030 - 2032                                          1,798,961             1,883,577
Fannie Mae, 6.5%, 2031 - 2037                                         50,841,190            52,191,634
Freddie Mac, 6%, 2016 - 2037                                         106,020,400           107,368,165
Freddie Mac, 5%, 2017 - 2035                                         159,348,538           155,153,483
Freddie Mac, 4.5%, 2019 - 2035                                        29,384,769            28,241,310
Freddie Mac, 5.5%, 2019 - 2036                                       132,198,452           131,332,601
Freddie Mac, 6.5%, 2034 - 2035                                        17,760,562            18,200,524
Ginnie Mae, 5.5%, 2032 - 2035                                         46,046,874            45,847,204
Ginnie Mae, 6%, 2032 - 2035                                           30,355,570            30,760,923
Ginnie Mae, 4.5%, 2033 - 2034                                          9,534,072             9,011,144
Ginnie Mae, 5%, 2033 - 2034                                           10,205,644             9,934,384
Ginnie Mae, 6.5%, 2035 - 2036                                          5,511,377             5,646,838
                                                                                       ---------------
                                                                                       $ 1,636,496,513
------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                    $  6,965,000       $     7,762,123
Kinder Morgan Energy Partners LP, 6.75%, 2011                          8,013,000             8,418,979
Kinder Morgan Energy Partners LP, 5.125%, 2014                         1,661,000             1,606,390
Kinder Morgan Energy Partners LP, 7.75%, 2032                          2,520,000             2,848,485
Spectra Energy Capital LLC, 8%, 2019                                   5,327,000             6,086,849
                                                                                       ---------------
                                                                                       $    26,722,826
------------------------------------------------------------------------------------------------------
Network & Telecom - 0.6%
------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                             $  9,194,000       $     9,048,772
BellSouth Corp., 6.55%, 2034                                           8,131,000             8,359,644
Deutsche Telekom B.V., 5.75%, 2016                                    11,261,000            11,260,741
Telecom Italia Capital, 5.25%, 2013                                    4,186,000             4,058,503
Telefonica Emisiones S.A.U., 7.045%, 2036                              5,830,000             6,225,787
Telefonica Europe B.V., 7.75%, 2010                                    4,400,000             4,741,273
Verizon New York, Inc., 6.875%, 2012                                  19,974,000            21,079,381
                                                                                       ---------------
                                                                                       $    64,774,101
------------------------------------------------------------------------------------------------------
Oil Services - 0.0%
------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                         $  4,493,000       $     4,541,515
------------------------------------------------------------------------------------------------------
Oils - 0.1%
------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                   $ 12,750,000       $    13,577,424
------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 0.9%
------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                           $ 20,190,000       $    19,710,689
Credit Suisse (USA), Inc., 4.125%, 2010                                8,873,000             8,673,171
Credit Suisse (USA), Inc., 4.875%, 2010                                7,652,000             7,615,752
Mizuho Capital Investment 1 Ltd., 6.686% to 2016,
FRN to 2049(n)                                                        12,050,000            12,260,827
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                         5,684,000             5,576,510
UBS AG, 5.875%, 2016                                                   8,870,000             9,236,553
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049            12,360,000            12,760,291
UFJ Finance Aruba AEC, 6.75%, 2013                                     9,069,000             9,768,973
Woori Bank, 6.125% to 2011, FRN to 2016(n)                            15,472,000            15,849,223
                                                                                       ---------------
                                                                                       $   101,451,989
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016                                         $  9,860,000       $    10,068,016
------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                $  7,332,000       $     7,800,016
------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                              $  3,864,000       $     4,036,029
CSX Corp., 7.9%, 2017                                                  6,220,000             7,038,023
Union Pacific Corp., 6.125%, 2012                                      2,772,000             2,853,519
                                                                                       ---------------
                                                                                       $    13,927,571
------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                             $  2,006,000       $     1,951,246
HRPT Properties Trust, REIT, 6.25%, 2016                              11,278,000            11,718,846
Kimco Realty Corp., REIT, 6%, 2012                                     1,750,000             1,811,870
Kimco Realty Corp., REIT, 5.783%, 2016                                 4,490,000             4,563,551
ProLogis, REIT, 5.75%, 2016                                           11,170,000            11,357,723
Simon Property Group LP, REIT, 5.1%, 2015                             11,785,000            11,491,471
Vornado Realty Trust, REIT, 5.625%, 2007                              15,542,000            15,535,690
Vornado Realty Trust, REIT, 4.75%, 2010                                5,141,000             5,024,320
                                                                                       ---------------
                                                                                       $    63,454,717
------------------------------------------------------------------------------------------------------
Retailers - 0.3%
------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                        $  2,980,000       $     2,972,198
Home Depot, Inc., 5.4%, 2016                                           7,569,000             7,391,038
Limited Brands, Inc., 5.25%, 2014                                     10,571,000            10,093,730
Wal-Mart Stores, Inc., 5.25%, 2035                                    12,347,000            11,215,311
                                                                                       ---------------
                                                                                       $    31,672,277
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.0%
------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                   $  3,924,000       $     4,133,969
------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.7%
------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                              $  9,559,000       $     9,232,082
Fannie Mae, 5.25%, 2007                                              104,292,000           104,287,620
Fannie Mae, 6.625%, 2009                                              28,113,000            29,251,127
Federal Home Loan Bank, 3.9%, 2008                                     7,020,000             6,946,578
Small Business Administration, 8.8%, 2011                                 29,059                30,188
Small Business Administration, 4.35%, 2023                             2,006,947             1,929,951
Small Business Administration, 4.77%, 2024                             5,301,406             5,207,393
Small Business Administration, 4.99%, 2024                             7,290,062             7,231,748
Small Business Administration, 5.18%, 2024                             8,435,102             8,458,161
Small Business Administration, 5.52%, 2024                             5,129,296             5,214,056
Small Business Administration, 4.95%, 2025                             6,149,252             6,034,013
Small Business Administration, 5.09%, 2025                             8,149,692             8,110,651
Small Business Administration, 5.39%, 2025                             6,323,512             6,387,258
                                                                                       ---------------
                                                                                       $   198,320,826
------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.2%
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                       $ 44,575,000       $    50,380,181
U.S. Treasury Bonds, 6.75%, 2026                                      42,171,000            51,669,343
U.S. Treasury Bonds, 5.375%, 2031                                     77,449,000            82,567,914
U.S. Treasury Bonds, 4.5%, 2036                                       18,529,000            17,469,364
U.S. Treasury Notes, 4.375%, 2007                                     22,825,000            22,804,503
U.S. Treasury Notes, 5.625%, 2008                                    262,276,000           264,417,221
U.S. Treasury Notes, 4.75%, 2008                                     154,763,000           154,835,584
U.S. Treasury Notes, 4%, 2009                                         26,274,000            25,953,772
U.S. Treasury Notes, 4.875%, 2009                                      4,700,000             4,730,475
U.S. Treasury Notes, 6.5%, 2010                                       96,429,000           101,419,972
U.S. Treasury Notes, 5.125%, 2011                                    139,070,000           142,144,699
U.S. Treasury Notes, 10.375%, 2012                                     8,317,000             8,582,429
U.S. Treasury Notes, 3.875%, 2013                                     12,085,000            11,672,877
U.S. Treasury Notes, 4.75%, 2014                                       9,141,000             9,223,479
U.S. Treasury Notes, 4.25%, 2015                                         856,000               833,095
U.S. Treasury Notes, TIPS, 4.25%, 2010                                42,713,008            45,420,927
U.S. Treasury Notes, TIPS, 2%, 2014                                   45,742,651            45,295,928
U.S. Treasury Notes, TIPS, 2.375%, 2017                               13,940,421            14,146,809
                                                                                       ---------------
                                                                                       $ 1,053,568,572
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.9%
------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                               $  8,768,000       $     8,536,911
Exelon Generation Co. LLC, 6.95%, 2011                                11,079,000            11,613,905
FirstEnergy Corp., 6.45%, 2011                                        13,306,000            13,946,830
MidAmerican Energy Holdings Co., 3.5%, 2008                            5,589,000             5,484,396
MidAmerican Energy Holdings Co., 5.875%, 2012                          2,667,000             2,745,751
MidAmerican Funding LLC, 6.927%, 2029                                 12,485,000            13,983,163
Oncor Electric Delivery Co., 7%, 2022                                  8,725,000             9,346,866
Pacific Gas & Electric Co., 4.8%, 2014                                 2,350,000             2,278,692
Pacific Gas & Electric Co., 5.8%, 2037                                 3,450,000             3,326,121
Progress Energy, Inc., 7.1%, 2011                                      6,128,000             6,541,536
PSEG Power LLC, 6.95%, 2012                                            3,855,000             4,117,140
PSEG Power LLC, 5.5%, 2015                                             5,036,000             4,967,495
System Energy Resources, Inc., 5.129%, 2014 (n)                        4,398,899             4,302,476
TXU Energy Co., 7%, 2013                                               8,817,000             9,162,979
Waterford 3 Funding Corp., 8.09%, 2017                                 6,881,461             7,110,407
                                                                                       ---------------
                                                                                       $   107,464,668
------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $4,543,171,415)                                          $ 4,522,112,323
------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.9%
------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 5.4%, due 4/02/07 (t)(y)                     $ 80,190,000       $    80,177,971
Fairway Finance Corp., 5.26%, due 4/05/07 (t)(y)                       3,508,000             3,505,950
Govco LLC., 5.27%, due 5/09/07 (t)(y)                                 18,000,000            17,899,870
------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST                                        $   101,583,791
------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.5%
------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreements, 5.43%, dated 3/30/07,
due 4/02/07, total to be received $2,643,596 (secured by
various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in an individually traded
account), at Cost                                                   $  2,642,400       $     2,642,400
------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                      279,556,023           279,556,023

------------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                                 $   282,198,423
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $10,151,393,520) (k)                               $11,655,383,822
------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.9)%                                                   (219,392,883)
------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                    $11,435,990,939
------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $4,492,507,720 and 38.54% of market value. An independent pricing service provided an evaluated bid for 38.19% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $158,916,508, representing 1.4% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section
    4(2) of the Securities Act of 1933.
(w) When-issued security. At March 31, 2007, the fund had sufficient cash and/or securities at least equal to the value of the when-issued securities.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                CURRENT
                                               ACQUISITION      ACQUISITION      MARKET      TOTAL % OF
RESTRICTED SECURITIES                              DATE            COST          VALUE       NET ASSETS
-------------------------------------------------------------------------------------------------------

Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                          3/01/06        $10,340,000    $10,339,946

CPS Auto Receivables Trust, 2.89%, 2009          3/27/03            156,253        154,275

Capital Trust Realty CDO Ltd.,
5.16%, 2035                                      4/07/06          2,310,469      2,374,500

KKR Private Equity Investments LP, IEU       5/03/06-6/28/06     11,652,739     11,502,503

Spirit Master Funding LLC, 5.05%, 2023           10/04/05         9,790,693      9,454,361
-------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                    $33,825,585      0.3%
                                                                              -------------------------

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU      International Equity Unit
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $370,730,876 of
securities on loan (identified cost, $10,151,393,520)          $11,655,383,822
Cash                                                                   568,700
Receivable for investments sold                                     74,743,152
Receivable for fund shares sold                                      8,935,172
Interest and dividends receivable                                   54,007,308
Other assets                                                           267,984
-------------------------------------------------------------------------------------------------------
Total assets                                                                            $11,793,906,138
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                               $2,993,454
Payable for investments purchased                                   44,791,506
Payable for fund shares reacquired                                  24,056,207
Collateral for securities loaned, at value (c)                     282,198,423
Payable to affiliates
  Management fee                                                       325,298
  Shareholder servicing costs                                        2,330,062
  Distribution and service fees                                        508,438
  Administrative services fee                                            5,034
  Program manager fees                                                     508
  Retirement plan administration and services fees                       3,747
Payable for independent trustees' compensation                         325,354
Accrued expenses and other liabilities                                 377,168
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $357,915,199
-------------------------------------------------------------------------------------------------------
Net assets                                                                              $11,435,990,939
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                 $9,745,698,222
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies      1,504,009,159
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      199,459,569
Accumulated distributions in excess of net investment income       (13,176,011)
-------------------------------------------------------------------------------------------------------
Net assets                                                                              $11,435,990,939
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   696,776,306
-------------------------------------------------------------------------------------------------------
(c) Non-cash collateral not included.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $7,183,355,195
  Shares outstanding                                               437,860,673
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.41
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $17.41
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $2,070,557,083
  Shares outstanding                                               126,254,594
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.40
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $1,457,721,144
  Shares outstanding                                                88,524,915
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.47
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $258,502,064
  Shares outstanding                                                15,758,680
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.40
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $98,676,076
  Shares outstanding                                                 6,011,228
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.42
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $8,567,558
  Shares outstanding                                                   522,502
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.40
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $5,623,381
  Shares outstanding                                                   343,169
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.39
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $69,285,596
  Shares outstanding                                                 4,213,344
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.44
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $103,099,030
  Shares outstanding                                                 6,282,036
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.41
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $155,872,374
  Shares outstanding                                                 9,497,389
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.41
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $13,955,671
  Shares outstanding                                                   852,155
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.38
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $17.38
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $5,533,666
  Shares outstanding                                                   337,351
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.40
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $5,242,101
  Shares outstanding                                                   318,270
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.47
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $119,924,741
  Dividends                                                             85,522,186
  Foreign taxes withheld                                                  (266,578)
--------------------------------------------------------------------------------------------------------
Total investment income                                                                     $205,180,349
--------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $19,849,273
  Distribution and service fees                                         31,604,445
  Program manager fees                                                      29,330
  Shareholder servicing costs                                            8,389,352
  Administrative services fee                                              305,412
  Retirement plan administration and services fees                         181,041
  Independent trustees' compensation                                        87,965
  Custodian fee                                                            541,989
  Shareholder communications                                               333,186
  Auditing fees                                                             29,245
  Legal fees                                                               119,388
  Miscellaneous                                                            470,262
--------------------------------------------------------------------------------------------------------
Total expenses                                                                               $61,940,888
--------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (489,140)
  Reduction of expenses by investment adviser                              (66,251)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $61,385,497
--------------------------------------------------------------------------------------------------------
Net investment income                                                                       $143,794,852
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $386,320,294
  Foreign currency transactions                                               (749)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $386,319,545
--------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $270,177,662
  Translation of assets and liabilities in foreign currencies               18,106
--------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $270,195,768
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $656,515,313
--------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $800,310,165
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    3/31/07                     9/30/06
                                                                (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                          $143,794,852                $275,396,829
Net realized gain (loss) on investments and foreign
currency transactions                                           386,319,545                 401,176,864
Net unrealized gain (loss) on investments and foreign
currency translation                                            270,195,768                 103,961,107
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $800,310,165                $780,534,800
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(122,086,041)              $(194,584,130)
  Class B                                                       (29,586,983)                (50,900,336)
  Class C                                                       (20,002,413)                (32,549,073)
  Class I                                                        (4,692,353)                 (6,734,637)
  Class R                                                        (1,649,258)                 (2,571,829)
  Class R1                                                          (88,527)                    (67,277)
  Class R2                                                          (71,316)                    (43,053)
  Class R3                                                         (908,364)                   (870,943)
  Class R4                                                       (1,246,054)                   (573,916)
  Class R5                                                       (1,116,644)                   (198,480)
  Class 529A                                                       (207,692)                   (269,582)
  Class 529B                                                        (66,180)                    (84,571)
  Class 529C                                                        (61,187)                    (74,697)

Statements of Changes in Net Assets - continued
                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    3/31/07                     9/30/06
                                                                (UNAUDITED)
DISTRIBUTIONS DECLARED TO SHAREHOLDERS - CONTINUED
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
  Class A                                                     $(235,284,807)              $(325,659,919)
  Class B                                                       (71,527,510)               (118,723,604)
  Class C                                                       (47,491,836)                (73,793,053)
  Class I                                                        (8,112,117)                 (9,306,608)
  Class R                                                        (3,387,483)                 (4,473,825)
  Class R1                                                         (191,844)                   (119,754)
  Class R2                                                         (141,467)                    (44,895)
  Class R3                                                       (1,791,267)                 (1,233,718)
  Class R4                                                       (2,058,257)                   (107,405)
  Class R5                                                         (773,171)                     (2,292)
  Class 529A                                                       (417,189)                   (454,979)
  Class 529B                                                       (168,712)                   (201,116)
  Class 529C                                                       (155,734)                   (176,733)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(553,284,406)              $(823,820,425)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions             $(198,573,673)              $(735,154,609)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $48,452,086               $(778,440,234)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                       11,387,538,853              12,165,979,087
At end of period (including accumulated distributions
in excess of net investment income of $13,176,011 and
undistributed net investment income of $24,812,149)         $11,435,990,939             $11,387,538,853
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                     YEARS ENDED 9/30
                                     ENDED      -------------------------------------------------------------------------------
CLASS A                            3/31/07              2006             2005             2004              2003           2002
                               (UNAUDITED)
Net asset value,
beginning of period                 $16.06            $16.11           $15.43           $14.13            $12.78         $14.17
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)          $0.22             $0.40            $0.39            $0.36             $0.33          $0.40
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                    0.95              0.68             1.08             1.31              1.40          (1.01)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $1.17             $1.08            $1.47            $1.67             $1.73         $(0.61)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.28)           $(0.42)          $(0.40)          $(0.37)           $(0.38)        $(0.43)
  From net realized gain on
  investments and foreign
  currency transactions              (0.54)            (0.71)           (0.39)              --                --          (0.35)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.82)           $(1.13)          $(0.79)          $(0.37)           $(0.38)        $(0.78)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $16.41            $16.06           $16.11           $15.43            $14.13         $12.78
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            7.34(n)           7.16             9.72            11.89(b)          13.70          (4.76)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        0.87(a)           0.90             0.91             0.89              0.90           0.92
Expenses after expense
reductions (f)                        0.87(a)           0.90             0.91             0.89               N/A            N/A
Net investment income                 2.71(a)           2.56             2.43             2.37              2.45           2.84
Portfolio turnover                      21                48               50               65                71             86
Net assets at end of period
(000 Omitted)                   $7,183,355        $7,157,485       $7,371,678       $6,382,150        $5,702,669     $4,540,454
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 9/30
                                     ENDED      -------------------------------------------------------------------------------
CLASS B                            3/31/07              2006             2005             2004              2003           2002
                               (UNAUDITED)
Net asset value,
beginning of period                 $16.06            $16.10           $15.42           $14.12            $12.78         $14.17
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)          $0.17             $0.30            $0.28            $0.26             $0.24          $0.31
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                    0.93              0.69             1.09             1.31              1.39          (1.01)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations     $1.10             $0.99            $1.37            $1.57             $1.63         $(0.70)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.22)           $(0.32)          $(0.30)          $(0.27)           $(0.29)        $(0.34)
  From net realized gain on
  investments and foreign
  currency transactions              (0.54)            (0.71)           (0.39)              --                --          (0.35)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.76)           $(1.03)          $(0.69)          $(0.27)           $(0.29)        $(0.69)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $16.40            $16.06           $16.10           $15.42            $14.12         $12.78
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            6.94(n)           6.54             9.02            11.18(b)          12.90          (5.38)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        1.52(a)           1.55             1.56             1.54              1.54           1.57
Expenses after expense
reductions (f)                        1.52(a)           1.55             1.56             1.54               N/A            N/A
Net investment income                 2.06(a)           1.91             1.79             1.73              1.81           2.18
Portfolio turnover                      21                48               50               65                71             86
Net assets at end of period
(000 Omitted)                   $2,070,557        $2,245,907       $2,745,051       $2,762,027        $2,658,781     $2,320,628
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                    YEARS ENDED 9/30
                                       ENDED      -----------------------------------------------------------------------------
CLASS C                              3/31/07              2006             2005             2004             2003          2002
                                 (UNAUDITED)
Net asset value,
beginning of period                   $16.12            $16.16           $15.48           $14.18           $12.82        $14.22
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)            $0.17             $0.30            $0.28            $0.26            $0.24         $0.31
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                      0.92              0.69             1.09             1.31             1.41         (1.02)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $1.09             $0.99            $1.37            $1.57            $1.65        $(0.71)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income          $(0.20)           $(0.32)          $(0.30)          $(0.27)          $(0.29)       $(0.34)
  From net realized gain on
  investments and foreign
  currency transactions                (0.54)            (0.71)           (0.39)              --               --         (0.35)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                       $(0.74)           $(1.03)          $(0.69)          $(0.27)          $(0.29)       $(0.69)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $16.47            $16.12           $16.16           $15.48           $14.18        $12.82
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)              6.98(n)           6.52             8.99            11.14(b)         13.03         (5.43)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                          1.52(a)           1.55             1.56             1.53             1.54          1.57
Expenses after expense
reductions (f)                          1.52(a)           1.55             1.56             1.53              N/A           N/A
Net investment income                   2.06(a)           1.91             1.78             1.71             1.79          2.19
Portfolio turnover                        21                48               50               65               71            86
Net assets at end of period
(000 Omitted)                     $1,457,721        $1,488,592       $1,689,457       $1,381,236       $1,150,875      $886,563
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      -----------------------------------------------------------------------
CLASS I                                    3/31/07             2006            2005           2004           2003          2002
                                       (UNAUDITED)
Net asset value,
beginning of period                         $16.06           $16.11          $15.42         $14.12         $12.77        $14.17
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.25            $0.45           $0.44          $0.43          $0.37         $0.46
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            0.93             0.69            1.09           1.29           1.40         (1.03)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.18            $1.14           $1.53          $1.72          $1.77        $(0.57)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.30)          $(0.48)         $(0.45)        $(0.42)        $(0.42)       $(0.48)
  From net realized gain on investments
  and foreign currency transactions          (0.54)           (0.71)          (0.39)            --             --         (0.35)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                             $(0.84)          $(1.19)         $(0.84)        $(0.42)        $(0.42)       $(0.83)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $16.40           $16.06          $16.11         $15.42         $14.12        $12.77
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                       7.46(n)          7.54           10.18          12.28(b)       14.10         (4.50)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        0.52(a)          0.55            0.56           0.55           0.55          0.57
Expenses after expense reductions (f)         0.52(a)          0.55            0.56           0.55            N/A           N/A
Net investment income                         3.05(a)          2.91            2.78           2.78           2.79          3.20
Portfolio turnover                              21               48              50             65             71            86
Net assets at end of period
(000 Omitted)                             $258,502         $242,806        $211,140       $181,794       $378,001      $269,531
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                              YEARS ENDED 9/30
                                                       ENDED      -----------------------------------------------------------
CLASS R                                              3/31/07             2006            2005            2004         2003(i)
                                                 (UNAUDITED)
Net asset value, beginning of period                  $16.07           $16.12          $15.43          $14.13          $13.27
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.21            $0.38           $0.36           $0.33           $0.19
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.94             0.68            1.10            1.32            0.93
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.15            $1.06           $1.46           $1.65           $1.12
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.26)          $(0.40)         $(0.38)         $(0.35)         $(0.26)
  From net realized gain on investments and
  foreign currency transactions                        (0.54)           (0.71)          (0.39)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.80)          $(1.11)         $(0.77)         $(0.35)         $(0.26)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $16.42           $16.07          $16.12          $15.43          $14.13
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 7.26(n)          7.00            9.63           11.72(b)         8.57(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.02(a)          1.05            1.06            1.03            1.07(a)
Expenses after expense reductions (f)                   1.02(a)          1.05            1.06            1.03             N/A
Net investment income                                   2.56(a)          2.41            2.25            2.16            1.81(a)
Portfolio turnover                                        21               48              50              65              71
Net assets at end of period (000 Omitted)            $98,676         $101,983         $98,768         $45,458         $16,090
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS                 YEARS ENDED 9/30
                                                                           ENDED          --------------------------
CLASS R1                                                                 3/31/07              2006           2005(i)
                                                                     (UNAUDITED)
Net asset value, beginning of period                                      $16.06            $16.10            $15.77
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.16             $0.28             $0.12
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.94              0.70              0.33
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.10             $0.98             $0.45
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.22)           $(0.31)           $(0.12)
  From net realized gain on investments and foreign
  currency transactions                                                    (0.54)            (0.71)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.76)           $(1.02)           $(0.12)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $16.40            $16.06            $16.10
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     6.90(n)           6.43              2.85(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.72(a)           1.74              1.77(a)
Expenses after expense reductions (f)                                       1.62(a)           1.64              1.77(a)
Net investment income                                                       1.94(a)           1.83              1.43(a)
Portfolio turnover                                                            21                48                50
Net assets at end of period (000 Omitted)                                 $8,568            $5,289            $1,901
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                      SIX MONTHS                 YEARS ENDED 9/30
                                                                           ENDED           -------------------------
CLASS R2                                                                 3/31/07              2006           2005(i)
                                                                     (UNAUDITED)
Net asset value, beginning of period                                      $16.05            $16.09            $15.77
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.19             $0.34             $0.15
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.93              0.69              0.31
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.12             $1.03             $0.46
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.24)           $(0.36)           $(0.14)
  From net realized gain on investments and foreign
  currency transactions                                                    (0.54)            (0.71)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.78)           $(1.07)           $(0.14)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $16.39            $16.05            $16.09
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.08(n)           6.81              2.94(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.42(a)           1.44              1.47(a)
Expenses after expense reductions (f)                                       1.27(a)           1.29              1.47(a)
Net investment income                                                       2.29(a)           2.20              1.75(a)
Portfolio turnover                                                            21                48                50
Net assets at end of period (000 Omitted)                                 $5,623            $4,078              $932
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                           YEARS ENDED 9/30
                                                               ENDED       -----------------------------------------------
CLASS R3                                                     3/31/07              2006              2005           2004(i)
                                                         (UNAUDITED)
Net asset value, beginning of period                          $16.10            $16.14            $15.46            $14.38
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.20             $0.36             $0.31             $0.23
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.93              0.69              1.10              1.13
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $1.13             $1.05             $1.41             $1.36
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.25)           $(0.38)           $(0.34)           $(0.28)
  From net realized gain on investments and foreign
  currency transactions                                        (0.54)            (0.71)            (0.39)               --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.79)           $(1.09)           $(0.73)           $(0.28)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $16.44            $16.10            $16.14            $15.46
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         7.11(n)           6.90              9.27              9.53(b)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.27(a)           1.29              1.31              1.26(a)
Expenses after expense reductions (f)                           1.17(a)           1.19              1.31              1.26(a)
Net investment income                                           2.40(a)           2.28              1.95              1.53(a)
Portfolio turnover                                                21                48                50                65
Net assets at end of period (000 Omitted)                    $69,286           $51,797           $26,576            $3,894
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS                 YEARS ENDED 9/30
                                                                           ENDED           -------------------------
CLASS R4                                                                 3/31/07              2006           2005(i)
                                                                     (UNAUDITED)
Net asset value, beginning of period                                      $16.07            $16.11            $15.78
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.21             $0.39             $0.17
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.94              0.70              0.34
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.15             $1.09             $0.51
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.27)           $(0.42)           $(0.18)
  From net realized gain on investments and foreign
  currency transactions                                                    (0.54)            (0.71)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.81)           $(1.13)           $(0.18)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $16.41            $16.07            $16.11
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.25(n)           7.17              3.26(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.93(a)           0.94              0.96(a)
Expenses after expense reductions (f)                                       0.93(a)           0.94              0.96(a)
Net investment income                                                       2.63(a)           2.55              2.22(a)
Portfolio turnover                                                            21                48                50
Net assets at end of period (000 Omitted)                               $103,099           $57,485            $2,134
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS                YEARS ENDED 9/30
                                                                           ENDED          --------------------------
CLASS R5                                                                 3/31/07              2006           2005(i)
                                                                     (UNAUDITED)
Net asset value, beginning of period                                      $16.06            $16.11            $15.78
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.24             $0.45             $0.21
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.95              0.67              0.33
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.19             $1.12             $0.54
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.30)           $(0.46)           $(0.21)
  From net realized gain on investments and foreign
  currency transactions                                                    (0.54)            (0.71)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.84)           $(1.17)           $(0.21)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $16.41            $16.06            $16.11
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.47(n)           7.43              3.41(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.64(a)           0.65              0.67(a)
Expenses after expense reductions (f)                                       0.64(a)           0.64              0.67(a)
Net investment income                                                       3.07(a)           2.80              2.65(a)
Portfolio turnover                                                            21                48                50
Net assets at end of period (000 Omitted)                               $155,872           $10,122               $52
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                   YEARS ENDED 9/30
                                              ENDED         ------------------------------------------------------------------
CLASS 529A                                  3/31/07            2006            2005           2004          2003       2002(i)
                                        (UNAUDITED)
Net asset value, beginning of period         $16.04          $16.08          $15.40         $14.10        $12.78        $13.20
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.20           $0.36           $0.35          $0.31         $0.27         $0.04
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                             0.90            0.69            1.08           1.32          1.39         (0.39)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.10           $1.05           $1.43          $1.63         $1.66        $(0.35)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.22)         $(0.38)         $(0.36)        $(0.33)       $(0.34)       $(0.07)
  From net realized gain on investments
  and foreign
  currency transactions                       (0.54)          (0.71)          (0.39)            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                              $(0.76)         $(1.09)         $(0.75)        $(0.33)       $(0.34)       $(0.07)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $16.38          $16.04          $16.08         $15.40        $14.10        $12.78
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     7.16(n)         6.97            9.46          11.63(b)      13.19         (2.70)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.12(a)         1.15            1.16           1.13          1.16          1.17(a)
Expenses after expense reductions (f)          1.12(a)         1.14            1.16           1.13           N/A           N/A
Net investment income                          2.45(a)         2.32            2.16           2.08          1.97          2.45(a)
Portfolio turnover                               21              48              50             65            71            86
Net assets at end of period
(000 Omitted)                               $13,956         $12,360          $9,923         $5,600        $2,601           $50
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                                      YEARS ENDED 9/30
                                         SIX MONTHS
                                              ENDED         ------------------------------------------------------------------
CLASS 529B                                  3/31/07            2006            2005           2004          2003       2002(i)
                                        (UNAUDITED)
Net asset value, beginning of period         $16.06          $16.11          $15.42         $14.12        $12.78        $13.20
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.15           $0.26           $0.24          $0.22         $0.17         $0.03
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                             0.99            0.68            1.10           1.31          1.43         (0.40)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.14           $0.94           $1.34          $1.53         $1.60        $(0.37)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.26)         $(0.28)         $(0.26)        $(0.23)       $(0.26)       $(0.05)
  From net realized gain on investments
  and foreign
  currency transactions                       (0.54)          (0.71)          (0.39)            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                              $(0.80)         $(0.99)         $(0.65)        $(0.23)       $(0.26)       $(0.05)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $16.40          $16.06          $16.11         $15.42        $14.12        $12.78
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     6.81(n)         6.21            8.81          10.91(b)      12.63         (2.80)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.77(a)         1.80            1.81           1.78          1.80          1.82(a)
Expenses after expense reductions (f)          1.77(a)         1.79            1.81           1.78           N/A           N/A
Net investment income                          1.80(a)         1.67            1.52           1.47          1.33          1.75(a)
Portfolio turnover                               21              48              50             65            71            86
Net assets at end of period
(000 Omitted)                                $5,534          $5,069          $4,477         $2,676        $1,064           $75
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                   YEARS ENDED 9/30
                                              ENDED         ------------------------------------------------------------------
CLASS 529C                                  3/31/07            2006            2005           2004          2003       2002(i)
                                        (UNAUDITED)
Net asset value, beginning of period         $16.12          $16.17          $15.48         $14.18        $12.83        $13.25
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.15           $0.26           $0.24          $0.22         $0.19         $0.03
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                             0.99            0.68            1.10           1.31          1.42         (0.40)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.14           $0.94           $1.34          $1.53         $1.61        $(0.37)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.25)         $(0.28)         $(0.26)        $(0.23)       $(0.26)       $(0.05)
  From net realized gain on investments
  and foreign
  currency transactions                       (0.54)          (0.71)          (0.39)            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                              $(0.79)         $(0.99)         $(0.65)        $(0.23)       $(0.26)       $(0.05)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $16.47          $16.12          $16.17         $15.48        $14.18        $12.83
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     6.85(n)         6.18            8.79          10.87(b)      12.67         (2.79)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.77(a)         1.80            1.81           1.78          1.80          1.82(a)
Expenses after expense reductions (f)          1.77(a)         1.79            1.81           1.78           N/A           N/A
Net investment income                          1.81(a)         1.67            1.53           1.45          1.36          1.75(a)
Portfolio turnover                               21              48              50             65            71            86
Net assets at end of period
(000 Omitted)                                $5,242          $4,566          $3,890         $2,475        $1,066           $65
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At March 31, 2007, the value of securities loaned was $370,730,876. These loans were collateralized by cash of $282,198,423 and U.S. Treasury obligations of $96,436,576.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                           9/30/06

          Ordinary income (including any short-term
          capital gains)                                 $387,592,470
          Long-term capital gain                          436,227,955
          -----------------------------------------------------------
          Total distributions                            $823,820,425

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 3/31/07
          Cost of investments                         $10,259,055,540
          -----------------------------------------------------------
          Gross appreciation                           $1,544,579,317
          Gross depreciation                             (148,251,035)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $1,396,328,282

          AS OF 9/30/06
          Undistributed ordinary income                    45,132,994
          Undistributed long-term capital gain            288,688,927
          Other temporary differences                     (20,339,929)
          Net unrealized appreciation (depreciation)    1,129,784,966

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $6.3 billion of average daily net assets         0.35%
          Average daily net assets in excess of $6.3 billion     0.34%

The management fee incurred for the six months ended March 31, 2007 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $474,846 and $3,905 for the six months ended March 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%         $12,685,505
Class B                             0.75%              0.25%              1.00%             1.00%          10,937,389
Class C                             0.75%              0.25%              1.00%             1.00%           7,376,807
Class R                             0.25%              0.25%              0.50%             0.50%             256,428
Class R1                            0.50%              0.25%              0.75%             0.75%              24,576
Class R2                            0.25%              0.25%              0.50%             0.50%              11,916
Class R3                            0.25%              0.25%              0.50%             0.50%             145,352
Class R4                               --              0.25%              0.25%             0.25%              92,234
Class 529A                          0.25%              0.25%              0.50%             0.35%              23,198
Class 529B                          0.75%              0.25%              1.00%             1.00%              26,533
Class 529C                          0.75%              0.25%              1.00%             1.00%              24,507
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $31,604,445

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    March 31, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                       $53,945
              Class B                                     1,538,008
              Class C                                        53,358
              Class 529B                                      1,051
              Class 529C                                          9

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                    $16,570
              Class 529B                                      6,633
              Class 529C                                      6,127
              -----------------------------------------------------
              Total Program Manager Fees                    $29,330

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2007 the fee was $4,041,044 which equated to 0.0703% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,687,620. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended March 31, 2007 was equivalent to an annual effective rate of 0.0053% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                              FEE RATE     RATE(g)       AMOUNT

Class R1                                         0.45%       0.35%      $14,746
Class R2                                         0.40%       0.25%        9,532
Class R3                                         0.25%       0.15%       72,676
Class R4                                         0.15%       0.15%       55,340
Class R5                                         0.10%       0.10%       28,747
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                        $181,041

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended March 31, 2007, this waiver amounted to $35,922 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $6,167. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $11,498. Both amounts are included in independent trustees' compensation for the six months ended March 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $248,245 at March 31, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $70,994 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2007, the fee paid to Tarantino LLC was $46,106. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $30,329, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES             SALES

U.S. government securities                       $535,569,053      $601,300,280
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)   $1,894,775,597    $2,462,176,850
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                        YEAR ENDED
                                                  3/31/07                              9/30/06
                                        SHARES             AMOUNT            SHARES             AMOUNT
Shares sold
  Class A                               36,171,634        $591,783,689       85,506,052      $1,337,993,878
  Class B                                4,865,488          79,462,305       12,840,412         200,850,059
  Class C                                6,288,872         103,125,674       14,131,492         221,759,031
  Class I                                  804,056          13,165,057        3,609,497          56,058,533
  Class R                                  925,713          15,148,127        2,024,091          31,705,473
  Class R1                                 598,583           9,786,630          319,885           5,002,178
  Class R2                                 358,582           5,867,204          315,960           4,952,327
  Class R3                               3,701,510          60,820,129        2,686,261          42,030,886
  Class R4                               6,812,276         111,805,408        4,238,431          65,819,942
  Class R5                               9,110,783         150,004,419          692,247          10,856,083
  Class 529A                                75,304           1,226,281          183,221           2,864,722
  Class 529B                                22,494             367,556           47,327             739,774
  Class 529C                                38,619             636,531           67,164           1,052,530
-----------------------------------------------------------------------------------------------------------
                                        69,773,914      $1,143,199,010      126,662,040      $1,981,685,416

Shares issued to shareholders in
reinvestment of distributions

  Class A                               19,985,265        $324,227,371       30,407,210        $468,673,143
  Class B                                5,543,976          89,829,300        9,787,232         150,514,813
  Class C                                3,167,628          51,545,434        5,461,045          84,317,107
  Class I                                  781,680          12,686,077        1,028,389          15,869,340
  Class R                                  253,145           4,108,521          402,825           6,210,797
  Class R1                                  17,298             280,360           12,145             187,031
  Class R2                                  13,132             212,769            5,676              87,745
  Class R3                                 165,958           2,698,761          135,813           2,100,727
  Class R4                                 203,437           3,303,968           43,545             681,183
  Class R5                                  70,634           1,150,760              249               3,843
  Class 529A                                38,590             624,861           47,057             724,049
  Class 529B                                14,491             234,888           18,573             285,667
  Class 529C                                13,332             216,916           16,272             251,401

------------------------------------------------------------------------------------------------------------
                                        30,268,566        $491,119,986       47,366,031        $729,906,846

Shares reacquired
  Class A                              (63,920,787)    $(1,045,844,212)    (127,915,150)    $(2,000,635,107)
  Class B                              (24,024,393)       (392,968,379)     (53,208,767)       (832,087,169)
  Class C                              (13,275,173)       (217,855,182)     (31,763,085)       (498,501,798)
  Class I                                 (946,012)        (15,500,503)      (2,627,869)        (41,140,776)
  Class R                               (1,513,475)        (24,765,328)      (2,209,378)        (34,565,458)
  Class R1                                (422,744)         (6,918,164)        (120,701)         (1,884,299)
  Class R2                                (282,679)         (4,635,762)        (125,400)         (1,966,067)
  Class R3                              (2,871,289)        (47,186,412)      (1,251,286)        (19,564,569)
  Class R4                              (4,311,089)        (71,023,736)        (837,012)        (13,101,599)
  Class R5                                (314,163)         (5,139,998)         (65,571)         (1,026,901)
  Class 529A                               (32,496)           (530,539)         (76,484)         (1,192,442)
  Class 529B                               (15,240)           (248,884)         (28,298)           (441,537)
  Class 529C                               (16,840)           (275,570)         (40,887)           (639,149)
------------------------------------------------------------------------------------------------------------
                                      (111,946,380)    $(1,832,892,669)    (220,269,888)    $(3,446,746,871)

Net change
  Class A                               (7,763,888)      $(129,833,152)     (12,001,888)      $(193,968,086)
  Class B                              (13,614,929)       (223,676,774)     (30,581,123)       (480,722,297)
  Class C                               (3,818,673)        (63,184,074)     (12,170,548)       (192,425,660)
  Class I                                  639,724          10,350,631        2,010,017          30,787,097
  Class R                                 (334,617)         (5,508,680)         217,538           3,350,812
  Class R1                                 193,137           3,148,826          211,329           3,304,910
  Class R2                                  89,035           1,444,211          196,236           3,074,005
  Class R3                                 996,179          16,332,478        1,570,788          24,567,044
  Class R4                               2,704,624          44,085,640        3,444,964          53,399,526
  Class R5                               8,867,254         146,015,181          626,925           9,833,025
  Class 529A                                81,398           1,320,603          153,794           2,396,329
  Class 529B                                21,745             353,560           37,602             583,904
  Class 529C                                35,111             577,877           42,549             664,782
------------------------------------------------------------------------------------------------------------
                                       (11,903,900)      $(198,573,673)     (46,241,817)      $(735,154,609)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2007, the fund's commitment fee and interest expense were $36,982 and $852, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the: Public Reference Room Securities and Exchange Commission 100 F Street, NE, Room 1580 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               Semiannual report

MFS(R) RESEARCH FUND


LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
EXPENSE TABLE                                           3
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                5
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                    11
---------------------------------------------------------
STATEMENT OF OPERATIONS                                14
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    15
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          28
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          40
---------------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                            40
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         40
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                  NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        3/31/07
                                                                        MFR-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.6%
              Cash & Other Net Assets                     0.4%

              TOP TEN HOLDINGS

              Altria Group, Inc.                          3.3%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.4%
              ------------------------------------------------
              United Technologies Corp.                   2.3%
              ------------------------------------------------
              Applied Materials, Inc.                     2.2%
              ------------------------------------------------
              MetLife, Inc.                               2.0%
              ------------------------------------------------
              Bank of New York Co., Inc.                  2.0%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              Wyeth                                       1.9%
              ------------------------------------------------
              Amgen, Inc.                                 1.9%
              ------------------------------------------------
              Genworth Financial, Inc., "A"               1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         21.6%
              ------------------------------------------------
              Technology                                 13.0%
              ------------------------------------------------
              Health Care                                11.2%
              ------------------------------------------------
              Energy                                     10.3%
              ------------------------------------------------
              Industrial Goods & Services                 9.4%
              ------------------------------------------------
              Consumer Staples                            7.4%
              ------------------------------------------------
              Utilities & Communications                  6.5%
              ------------------------------------------------
              Retailing                                   6.5%
              ------------------------------------------------
              Leisure                                     5.6%
              ------------------------------------------------
              Basic Materials                             4.5%
              ------------------------------------------------
              Special Products & Services                 2.5%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2006 through March 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value   10/01/06-
Class                       Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
         Actual             1.00%     $1,000.00        $1,086.10       $5.20
   A     -----------------------------------------------------------------------
         Hypothetical (h)   1.00%     $1,000.00        $1,019.95       $5.04
--------------------------------------------------------------------------------
         Actual             1.65%     $1,000.00        $1,082.20       $8.57
   B     -----------------------------------------------------------------------
         Hypothetical (h)   1.65%     $1,000.00        $1,016.70       $8.30
--------------------------------------------------------------------------------
         Actual             1.65%     $1,000.00        $1,082.20       $8.57
   C     -----------------------------------------------------------------------
         Hypothetical (h)   1.65%     $1,000.00        $1,016.70       $8.30
--------------------------------------------------------------------------------
         Actual             0.65%     $1,000.00        $1,087.80       $3.38
   I     -----------------------------------------------------------------------
         Hypothetical (h)   0.65%     $1,000.00        $1,021.69       $3.28
--------------------------------------------------------------------------------
         Actual             0.75%     $1,000.00        $1,087.40       $3.90
  W      -----------------------------------------------------------------------
         Hypothetical (h)   0.75%     $1,000.00        $1,021.19       $3.78
--------------------------------------------------------------------------------
         Actual             1.15%     $1,000.00        $1,085.10       $5.98
  R      -----------------------------------------------------------------------
         Hypothetical (h)   1.15%     $1,000.00        $1,019.20       $5.79
--------------------------------------------------------------------------------
         Actual             1.75%     $1,000.00        $1,081.70       $9.08
  R1     -----------------------------------------------------------------------
         Hypothetical (h)   1.75%     $1,000.00        $1,016.21       $8.80
--------------------------------------------------------------------------------
         Actual             1.40%     $1,000.00        $1,083.80       $7.27
  R2     -----------------------------------------------------------------------
         Hypothetical (h)   1.40%     $1,000.00        $1,017.95       $7.04
--------------------------------------------------------------------------------
         Actual             1.30%     $1,000.00        $1,084.40       $6.76
  R3     -----------------------------------------------------------------------
         Hypothetical (h)   1.30%     $1,000.00        $1,018.45       $6.54
--------------------------------------------------------------------------------
         Actual             1.04%     $1,000.00        $1,085.80       $5.41
  R4     -----------------------------------------------------------------------
         Hypothetical (h)   1.04%     $1,000.00        $1,019.75       $5.24
--------------------------------------------------------------------------------
         Actual             0.74%     $1,000.00        $1,087.10       $3.85
  R5     -----------------------------------------------------------------------
         Hypothetical (h)   0.74%     $1,000.00        $1,021.24       $3.73
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
3/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.6%
--------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR          VALUE ($)
--------------------------------------------------------------------------------------------------
Aerospace - 3.8%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                   417,650    $    40,520,403
United Technologies Corp.                                               939,410         61,061,650
                                                                                   ---------------
                                                                                   $   101,582,053
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
--------------------------------------------------------------------------------------------------
Diageo PLC                                                              708,470    $    14,351,798
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.5%
--------------------------------------------------------------------------------------------------
Coach, Inc. (a)(l)                                                      223,410    $    11,181,671
NIKE, Inc., "B"                                                         265,470         28,208,842
                                                                                   ---------------
                                                                                   $    39,390,513
--------------------------------------------------------------------------------------------------
Biotechnology - 4.6%
--------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                         906,430    $    50,651,308
Genzyme Corp. (a)                                                       639,940         38,409,199
Millipore Corp. (a)(l)                                                  472,920         34,272,512
                                                                                   ---------------
                                                                                   $   123,333,019
--------------------------------------------------------------------------------------------------
Broadcasting - 2.9%
--------------------------------------------------------------------------------------------------
News Corp., "A"                                                       1,110,200    $    25,667,824
Viacom, Inc., "B" (a)                                                   368,730         15,158,490
Walt Disney Co. (l)                                                     432,210         14,880,990
WPP Group PLC                                                         1,384,400         20,975,427
                                                                                   ---------------
                                                                                   $    76,682,731
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.0%
--------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                  161,400    $    17,487,690
Franklin Resources, Inc. (l)                                            249,080         30,096,336
Goldman Sachs Group, Inc. (l)                                           154,530         31,930,534
Mellon Financial Corp. (l)                                              599,380         25,857,253
                                                                                   ---------------
                                                                                   $   105,371,813
--------------------------------------------------------------------------------------------------
Business Services - 1.6%
--------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                           109,700    $     9,683,219
First Data Corp.                                                      1,266,760         34,075,844
                                                                                   ---------------
                                                                                   $    43,759,063
--------------------------------------------------------------------------------------------------
Cable TV - 1.6%
--------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                          961,615    $    24,492,334
Time Warner Cable, Inc. (a)(l)                                          447,800         16,779,066
                                                                                   ---------------
                                                                                   $    41,271,400
--------------------------------------------------------------------------------------------------
Chemicals - 0.7%
--------------------------------------------------------------------------------------------------
Monsanto Co.                                                            343,730    $    18,891,401
--------------------------------------------------------------------------------------------------
Computer Software - 3.0%
--------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                 877,180    $    36,578,406
Oracle Corp. (a)                                                      2,442,960         44,290,865
                                                                                   ---------------
                                                                                   $    80,869,271
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.5%
--------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                     424,210    $    15,806,065
ITT Educational Services, Inc. (a)                                      136,200         11,098,938
Monster Worldwide, Inc. (a)                                             294,560         13,953,307
                                                                                   ---------------
                                                                                   $    40,858,310
--------------------------------------------------------------------------------------------------
Containers - 0.8%
--------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                804,430    $    20,730,161
--------------------------------------------------------------------------------------------------
Electrical Equipment - 4.8%
--------------------------------------------------------------------------------------------------
Danaher Corp. (l)                                                       557,800    $    39,854,810
Rockwell Automation, Inc.                                               672,200         40,244,614
Tyco International Ltd. (l)                                             501,270         15,815,069
W.W. Grainger, Inc. (l)                                                 424,530         32,790,697
                                                                                   ---------------
                                                                                   $   128,705,190
--------------------------------------------------------------------------------------------------
Electronics - 5.4%
--------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                           3,205,150    $    58,718,348
Intel Corp.                                                           1,986,930         38,009,971
Marvell Technology Group Ltd. (a)                                     1,413,500         23,760,935
SanDisk Corp. (a)(l)                                                    502,140         21,993,732
                                                                                   ---------------
                                                                                   $   142,482,986
--------------------------------------------------------------------------------------------------
Energy - Independent - 3.7%
--------------------------------------------------------------------------------------------------
Apache Corp.                                                            259,430    $    18,341,701
CONSOL Energy, Inc.                                                     155,750          6,094,498
Devon Energy Corp.                                                      464,030         32,120,157
EOG Resources, Inc. (l)                                                 186,010         13,269,953
Occidental Petroleum Corp.                                              300,690         14,827,024
Ultra Petroleum Corp. (a)(l)                                            259,300         13,776,609
                                                                                   ---------------
                                                                                   $    98,429,942
--------------------------------------------------------------------------------------------------
Energy - Integrated - 3.7%
--------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                       421,610    $    31,810,475
Hess Corp.                                                              827,040         45,875,909
TOTAL S.A., ADR                                                         281,440         19,638,883
                                                                                   ---------------
                                                                                   $    97,325,267
--------------------------------------------------------------------------------------------------
Food & Beverages - 3.0%
--------------------------------------------------------------------------------------------------
General Mills, Inc.                                                     233,100    $    13,571,082
Kraft Foods, Inc. (w)                                                   177,329          5,623,103
Nestle S.A. (l)                                                          52,401         20,407,154
PepsiCo, Inc.                                                           624,860         39,716,102
                                                                                   ---------------
                                                                                   $    79,317,441
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
--------------------------------------------------------------------------------------------------
CVS Corp.                                                               750,470    $    25,621,046
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
--------------------------------------------------------------------------------------------------
International Game Technology                                           451,370    $    18,226,321
Royal Caribbean Cruises Ltd.                                            257,900         10,873,064
                                                                                   ---------------
                                                                                   $    29,099,385
--------------------------------------------------------------------------------------------------
General Merchandise - 1.8%
--------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc. (l)                                          632,390    $    18,731,392
Federated Department Stores, Inc. (l)                                   643,240         28,977,962
                                                                                   ---------------
                                                                                   $    47,709,354
--------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.5%
--------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                     149,500    $    12,124,450
--------------------------------------------------------------------------------------------------
Insurance - 6.6%
--------------------------------------------------------------------------------------------------
Aflac, Inc.                                                             510,360    $    24,017,542
Chubb Corp.                                                             514,600         26,589,382
Genworth Financial, Inc., "A" (l)                                     1,435,950         50,172,093
MetLife, Inc.                                                           860,680         54,351,942
Travelers Cos., Inc.                                                    397,870         20,597,730
                                                                                   ---------------
                                                                                   $   175,728,689
--------------------------------------------------------------------------------------------------
Internet - 1.3%
--------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                    75,360    $    34,526,938
--------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
--------------------------------------------------------------------------------------------------
Deere & Co. (l)                                                         197,290    $    21,433,586
--------------------------------------------------------------------------------------------------
Major Banks - 8.5%
--------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 1,033,520    $    52,730,185
Bank of New York Co., Inc. (l)                                        1,330,140         53,937,177
JPMorgan Chase & Co.                                                  1,328,390         64,267,508
PNC Financial Services Group, Inc.                                      262,110         18,864,057
State Street Corp. (l)                                                  534,090         34,582,328
                                                                                   ---------------
                                                                                   $   224,381,255
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
--------------------------------------------------------------------------------------------------
DaVita, Inc. (a)                                                        256,900    $    13,697,908
--------------------------------------------------------------------------------------------------
Medical Equipment - 1.3%
--------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)(l)                                        1,403,600    $    20,408,344
St. Jude Medical, Inc. (a)                                              378,420         14,232,376
                                                                                   ---------------
                                                                                   $    34,640,720
--------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
--------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                      1,260,100    $    28,092,696
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.8%
--------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                   1,651,480    $    47,001,121
--------------------------------------------------------------------------------------------------
Network & Telecom - 1.6%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                               1,661,990    $    42,430,605
--------------------------------------------------------------------------------------------------
Oil Services - 2.9%
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                     408,038    $    25,167,784
Noble Corp.                                                             324,540         25,534,807
Schlumberger Ltd.                                                       392,380         27,113,458
                                                                                   ---------------
                                                                                   $    77,816,049
--------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.8%
--------------------------------------------------------------------------------------------------
American Express Co.                                                    660,830    $    37,270,812
Countrywide Financial Corp.                                             307,880         10,357,083
                                                                                   ---------------
                                                                                   $    47,627,895
--------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.7%
--------------------------------------------------------------------------------------------------
EMC Corp. (a)(l)                                                      2,381,070    $    32,977,820
Network Appliance, Inc. (a)(l)                                          356,700         13,026,684
                                                                                   ---------------
                                                                                   $    46,004,504
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.3%
--------------------------------------------------------------------------------------------------
Eli Lilly & Co. (l)                                                     558,070    $    29,973,940
Endo Pharmaceuticals Holdings, Inc. (a)                                 760,660         22,363,404
Roche Holding AG                                                         56,300          9,960,912
Wyeth                                                                 1,025,800         51,320,774
                                                                                   ---------------
                                                                                   $   113,619,030
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
--------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                      192,840    $    15,510,121
--------------------------------------------------------------------------------------------------
Real Estate - 0.7%
--------------------------------------------------------------------------------------------------
Equity Residential, REIT                                                380,350    $    18,344,281
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.9%
--------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc. (l)                                      348,420    $    25,769,143
Praxair, Inc.                                                           395,530         24,902,569
                                                                                   ---------------
                                                                                   $    50,671,712
--------------------------------------------------------------------------------------------------
Specialty Stores - 2.2%
--------------------------------------------------------------------------------------------------
CarMax, Inc. (a)                                                        241,000    $     5,914,140
Lowe's Cos., Inc.                                                       625,750         19,704,868
Nordstrom, Inc.                                                         254,500         13,473,230
Staples, Inc.                                                           703,820         18,186,709
                                                                                   ---------------
                                                                                   $    57,278,947
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
--------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                        389,800    $    12,775,839
--------------------------------------------------------------------------------------------------
Telephone Services - 2.4%
--------------------------------------------------------------------------------------------------
AT&T, Inc.                                                              937,510    $    36,966,019
Qwest Communications International, Inc. (a)(l)                       1,567,640         14,093,084
TELUS Corp. (non-voting shares)                                         272,400         13,612,912
                                                                                   ---------------
                                                                                   $    64,672,015
--------------------------------------------------------------------------------------------------
Tobacco - 3.3%
--------------------------------------------------------------------------------------------------
Altria Group, Inc. (w)                                                1,315,000    $    86,645,350
--------------------------------------------------------------------------------------------------
Trucking - 0.5%
--------------------------------------------------------------------------------------------------
FedEx Corp. (l)                                                         124,630    $    13,389,001
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
--------------------------------------------------------------------------------------------------
DPL, Inc. (l)                                                           236,890    $     7,364,910
FPL Group, Inc.                                                         359,590         21,996,120
NRG Energy, Inc. (a)(l)                                                 274,780         19,795,151
                                                                                   ---------------
                                                                                   $    49,156,181
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $2,423,929,987)                              $ 2,643,351,037
--------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.5%
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.37%, due 4/02/07,
at Amortized Cost and Value (y)                                 $    12,719,000    $    12,717,103
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 6.8%
--------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.43%, dated 3/30/07,
due 4/02/07, total to be received $1,013,708 (secured by
various U.S. Treasury and Federal Agency obligations
and Mortgage Backed securities in a jointly traded
account), at Cost                                               $     1,013,250    $     1,013,250
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                         177,854,954        177,854,954
--------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                             $   178,868,204
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,615,515,294) (k)                            $ 2,834,936,344
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (6.9)%                                               (181,743,703)
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                $ 2,653,192,641
--------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(k) As of March 31, 2007, the fund had one security that was fair valued, aggregating
    $5,623,103 and 0.20% of market value, in accordance with the policies adopted by the
    Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
REIT      Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 3/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $177,440,093 of securities
on loan (identified cost, $2,615,515,294)                        $2,834,936,344
Cash                                                                    103,251
Receivable for investments sold                                      35,836,777
Receivable for fund shares sold                                         664,460
Interest and dividends receivable                                     2,965,374
Other assets                                                            144,157
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $2,874,650,363
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                       $12
Payable for investments purchased                                    35,209,171
Payable for fund shares reacquired                                    5,768,200
Collateral for securities loaned, at value (c)                      178,868,204
Payable to affiliates
  Management fee                                                         93,857
  Shareholder servicing costs                                           677,514
  Distribution and service fees                                          74,103
  Administrative services fee                                             3,708
  Retirement plan administration and services fees                          141
Payable for independent trustees' compensation                          322,581
Accrued expenses and other liabilities                                  440,231
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $221,457,722
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,653,192,641
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,797,974,226
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         219,429,386
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (376,019,719)
Undistributed net investment income                                  11,808,748
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,653,192,641
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   109,090,678
-------------------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,354,369,792
  Shares outstanding                                                 55,354,568
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $24.47
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $25.96
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $262,704,065
  Shares outstanding                                                 11,536,174
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $22.77
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $157,833,554
  Shares outstanding                                                  6,926,961
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $22.79
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $865,808,680
  Shares outstanding                                                 34,751,218
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $24.91
-------------------------------------------------------------------------------------------------------

Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $108,059
  Shares outstanding                                                      4,418
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $24.46
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,702,649
  Shares outstanding                                                    152,734
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $24.24
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,006,757
  Shares outstanding                                                     88,634
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $22.64
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $376,395
  Shares outstanding                                                     16,530
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $22.77
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,550,441
  Shares outstanding                                                    147,608
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $24.05
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,670,106
  Shares outstanding                                                    109,292
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $24.43
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $62,143
  Shares outstanding                                                      2,541
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $24.46
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $25,132,186
  Interest                                                               531,084
  Other                                                                   92,116
  Foreign taxes withheld                                                 (75,038)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $25,680,348
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $5,880,759
  Distribution and service fees                                        4,890,517
  Program manager fees                                                     1,060
  Shareholder servicing costs                                          2,009,765
  Administrative services fee                                            230,184
  Retirement plan administration and services fees                        10,147
  Independent trustees' compensation                                      50,362
  Custodian fee                                                          348,165
  Shareholder communications                                             133,535
  Auditing fees                                                           23,349
  Legal fees                                                              28,300
  Miscellaneous                                                          156,669
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $13,762,812
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (122,658)
  Reduction of expenses by investment adviser                            (10,002)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $13,630,152
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $12,050,196
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $171,695,223
  Foreign currency transactions                                           12,703
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $171,707,926
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $44,398,764
  Translation of assets and liabilities in foreign currencies              9,748
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $44,408,512
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $216,116,438
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $228,166,634
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     3/31/07                    9/30/06
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $12,050,196                 $9,119,448
Net realized gain (loss) on investments and foreign
currency transactions                                            171,707,926                276,972,093
Net unrealized gain (loss) on investments and foreign
currency translation                                              44,408,512               (105,301,582)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $228,166,634               $180,789,959
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(4,063,606)               $(2,219,384)
  Class I                                                         (4,926,117)                (2,998,800)
  Class W                                                               (589)                        --
  Class R                                                             (2,710)                    (7,065)
  Class R1                                                                --                     (4,032)
  Class R2                                                                --                     (2,001)
  Class R3                                                            (5,824)                      (956)
  Class R4                                                            (3,888)                      (154)
  Class R5                                                              (320)                      (232)
  Class 529A                                                            (496)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(9,003,550)               $(5,232,624)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(323,170,473)             $(369,122,559)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(104,007,389)             $(193,565,224)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         2,757,200,030              2,950,765,254
At end of period (including undistributed net investment
income of $11,808,748 and $8,762,102, respectively)           $2,653,192,641             $2,757,200,030
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                      YEARS ENDED 9/30
                                   ENDED      ---------------------------------------------------------------------------------
CLASS A                          3/31/07              2006             2005             2004               2003            2002
                             (UNAUDITED)
Net asset value,
beginning of period               $22.59            $21.21           $17.93           $15.90             $13.33          $16.73
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)        $0.11             $0.08            $0.06            $0.07              $0.11           $0.03
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                  1.83              1.33             3.25             2.08               2.46           (3.43)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $1.94             $1.41            $3.31            $2.15              $2.57          $(3.40)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                          $(0.06)           $(0.03)          $(0.03)          $(0.12)               $--             $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $24.47            $22.59           $21.21           $17.93             $15.90          $13.33
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)          8.61(n)           6.65            18.49            13.54(b)(q)        19.28(j)       (20.32)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                      1.00(a)           1.02             1.06             1.02               1.06            1.08
Expenses after expense
reductions (f)                      1.00(a)           1.02             1.06             1.02               1.06            1.08
Net investment income               0.90(a)           0.38             0.32             0.39               0.74            0.20
Portfolio turnover                    40                99               99              117                114              99
Net assets at end of
period (000 Omitted)          $1,354,370        $1,491,146       $1,567,980       $1,405,075         $1,475,897      $1,492,299
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                                   YEARS ENDED 9/30
                                         ENDED      ---------------------------------------------------------------------------
CLASS B                                3/31/07             2006            2005          2004              2003            2002
                                   (UNAUDITED)

Net asset value,
beginning of period                     $21.04           $19.85          $16.86        $14.96            $12.62          $15.95
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                             $0.03           $(0.06)         $(0.06)       $(0.04)            $0.01          $(0.08)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                        1.70             1.25            3.05          1.95              2.33           (3.25)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $1.73            $1.19           $2.99         $1.91             $2.34          $(3.33)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $--              $--             $--        $(0.01)              $--             $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $22.77           $21.04          $19.85        $16.86            $14.96          $12.62
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                8.22(n)          5.99           17.73         12.78(b)(q)       18.54(j)       (20.88)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                            1.65(a)          1.68            1.71          1.67              1.70            1.73
Expenses after expense reductions(f)      1.65(a)          1.68            1.71          1.67              1.70            1.73
Net investment income (loss)              0.25(a)         (0.28)          (0.33)        (0.26)             0.09           (0.45)
Portfolio turnover                          40               99              99           117               114              99
Net assets at end of period
(000 Omitted)                         $262,704         $321,822        $544,719      $836,113        $1,071,292      $1,172,864
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 9/30
                                           ENDED      -------------------------------------------------------------------------
CLASS C                                  3/31/07             2006            2005          2004             2003           2002
                                     (UNAUDITED)

Net asset value,
beginning of period                       $21.05           $19.86          $16.87        $14.96           $12.63         $15.95
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)         $0.03           $(0.06)         $(0.06)       $(0.04)           $0.01         $(0.08)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.71             1.25            3.05          1.96             2.32          (3.24)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.74            $1.19           $2.99         $1.92            $2.33         $(3.32)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $--              $--             $--        $(0.01)             $--            $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $22.79           $21.05          $19.86        $16.87           $14.96         $12.63
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  8.27(n)          5.99           17.72         12.82(b)(q)      18.45(j)      (20.82)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                              1.65(a)          1.68            1.71          1.67             1.70           1.73
Expenses after expense
reductions (f)                              1.65(a)          1.67            1.71          1.67             1.70           1.73
Net investment income (loss)                0.24(a)         (0.28)          (0.33)        (0.26)            0.09          (0.45)
Portfolio turnover                            40               99              99           117              114             99
Net assets at end of period
(000 Omitted)                           $157,834         $170,718        $208,725      $226,376         $262,391       $297,647
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 9/30
                                            ENDED      ------------------------------------------------------------------------
CLASS I                                   3/31/07             2006            2005          2004             2003          2002
                                      (UNAUDITED)

Net asset value,
beginning of period                        $23.04           $21.63          $18.28        $16.21           $13.54        $16.94
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.15            $0.16           $0.14         $0.14            $0.17         $0.10
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                           1.87             1.35            3.31          2.11             2.50         (3.50)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $2.02            $1.51           $3.45         $2.25            $2.67        $(3.40)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.15)          $(0.10)         $(0.10)       $(0.18)             $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $24.91           $23.04          $21.63        $18.28           $16.21        $13.54
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      8.78(n)          7.01           18.93         13.92(b)(q)      19.72(j)     (20.07)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                               0.65(a)          0.68            0.71          0.67             0.72          0.73
Expenses after expense
reductions (f)                               0.65(a)          0.67            0.71          0.67             0.72          0.73
Net investment income                        1.22(a)          0.73            0.67          0.78             1.08          0.55
Portfolio turnover                             40               99              99           117              114            99
Net assets at end of period
(000 Omitted)                            $865,809         $760,210        $619,534      $421,942         $186,804       $19,244
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS
                                                                            ENDED               YEAR ENDED
CLASS W                                                                   3/31/07               9/30/06(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $22.62                   $22.76
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.13                    $0.06
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.84                    (0.20)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.97                   $(0.14)
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.13)                     $--
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $24.46                   $22.62
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                      8.74(n)                 (0.62)(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       0.75(a)                  0.77(a)
Expenses after expense reductions (f)                                        0.75(a)                  0.77(a)
Net investment income                                                        1.12(a)                  0.66(a)
Portfolio turnover                                                             40                       99
Net assets at end of period (000 Omitted)                                    $108                      $99
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                               YEARS ENDED 9/30
                                                     ENDED      ------------------------------------------------------------
CLASS R                                            3/31/07            2006            2005            2004           2003(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $22.35          $21.01          $17.83          $15.87            $14.12
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.09           $0.05           $0.03           $0.05             $0.07
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    1.81            1.31            3.22            2.06              1.68
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.90           $1.36           $3.25           $2.11             $1.75
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.01)         $(0.02)         $(0.07)         $(0.15)              $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $24.24          $22.35          $21.01          $17.83            $15.87
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               8.51(n)         6.49           18.28           13.39(b)(q)       12.39(j)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.15(a)         1.18            1.21            1.17              1.21(a)
Expenses after expense reductions (f)                 1.15(a)         1.17            1.21            1.17              1.21(a)
Net investment income                                 0.73(a)         0.23            0.15            0.28              0.56(a)
Portfolio turnover                                      40              99              99             117               114
Net assets at end of period (000 Omitted)           $3,703          $5,577          $6,980          $2,158               $40
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS              YEARS ENDED 9/30
                                                                          ENDED       -----------------------------
CLASS R1                                                                3/31/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $20.93            $19.84            $18.66
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.01            $(0.07)           $(0.05)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.70              1.24              1.23(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.71             $1.17             $1.18
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                                $--            $(0.08)              $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $22.64            $20.93            $19.84
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    8.17(n)           5.89              6.32(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.85(a)           1.87              1.89(a)
Expenses after expense reductions (f)                                      1.75(a)           1.77              1.89(a)
Net investment income (loss)                                               0.14(a)          (0.36)            (0.59)(a)
Portfolio turnover                                                           40                99                99
Net assets at end of period (000 Omitted)                                $2,007            $1,868              $776
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   SIX MONTHS                  YEARS ENDED 9/30
                                                                        ENDED       -------------------------------
CLASS R2                                                              3/31/07              2006             2005(i)
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $21.01            $19.86              $18.66
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.06            $(0.00)(w)          $(0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       1.70              1.24                1.22(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.76             $1.24               $1.20
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--            $(0.09)                $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $22.77            $21.01              $19.86
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                  8.38(n)           6.27                6.43(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.55(a)           1.57                1.61(a)
Expenses after expense reductions (f)                                    1.40(a)           1.42                1.61(a)
Net investment income (loss)                                             0.51(a)          (0.01)              (0.19)(a)
Portfolio turnover                                                         40                99                  99
Net assets at end of period (000 Omitted)                                $376              $411                 $53
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS                          YEARS ENDED 9/30
                                                            ENDED       -----------------------------------------------
CLASS R3                                                  3/31/07              2006              2005           2004(i)
                                                      (UNAUDITED)

Net asset value, beginning of period                       $22.22            $20.91            $17.77            $16.61
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                          $0.07             $0.02            $(0.02)           $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           1.80              1.31              3.22              1.35
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $1.87             $1.33             $3.20             $1.34
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.04)           $(0.02)           $(0.06)           $(0.18)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $24.05            $22.22            $20.91            $17.77
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                      8.44(n)           6.34             18.02              8.10(b)(n)(q)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.40(a)           1.42              1.46              1.42(a)
Expenses after expense reductions (f)                        1.30(a)           1.32              1.46              1.42(a)
Net investment income (loss)                                 0.56(a)           0.09             (0.09)            (0.06)(a)
Portfolio turnover                                             40                99                99               117
Net assets at end of period (000 Omitted)                  $3,550            $2,632            $1,329              $155
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS              YEARS ENDED 9/30
                                                                          ENDED           -------------------------
CLASS R4                                                                3/31/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $22.55            $21.21            $19.87
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.10             $0.08             $0.03
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.83              1.32              1.31(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.93             $1.40             $1.34
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.05)           $(0.06)              $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $24.43            $22.55            $21.21
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    8.58(n)           6.62              6.74(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.04(a)           1.07              1.11(a)
Expenses after expense reductions (f)                                      1.04(a)           1.07              1.11(a)
Net investment income                                                      0.85(a)           0.34              0.31(a)
Portfolio turnover                                                           40                99                99
Net assets at end of period (000 Omitted)                                $2,670            $1,815               $53
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS               YEARS ENDED 9/30
                                                                          ENDED          --------------------------
CLASS R5                                                                3/31/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $22.62            $21.24            $19.87
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.13             $0.14             $0.06
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.84              1.33              1.31(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.97             $1.47             $1.37
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.13)           $(0.09)              $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $24.46            $22.62            $21.24
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    8.71(n)           6.95              6.89(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     0.74(a)           0.77              0.81(a)
Expenses after expense reductions (f)                                      0.74(a)           0.77              0.81(a)
Net investment income                                                      1.13(a)           0.63              0.61(a)
Portfolio turnover                                                           40                99                99
Net assets at end of period (000 Omitted)                                   $62               $57               $53
-------------------------------------------------------------------------------------------------------------------


Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R, and Class R3 total returns for the year ended September 30, 2004 would have been lower by 0.11%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1,
    2005 (Classes R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B, Class C, Class I, and Class R total returns for the year ended September 30, 2003 would have been lower by approximately 0.53%, 0.55%, 0.56%, 0.52%, and
    0.49%, respectively.
(n) Not annualized.
(q) The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payment from the ending net asset value per share, the Class A, Class B, Class C, Class I, Class R, and Class R3 total returns for the year ended September 30, 2004 would have been lower by approximately 0.10%, 0.14%, 0.12%, 0.09%, 0.16%, and
    0.09 respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At March 31, 2007, the value of securities loaned was $177,440,093. These loans were collateralized by cash of $178,868,204 and U.S. Treasury obligations of $2,660,506.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:
                                                             9/30/06
          Ordinary income (including any
          short-term capital gains)                         $5,232,624

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 3/31/07
          Cost of investments                           $2,619,502,497
          ------------------------------------------------------------
          Gross appreciation                              $281,961,876
          Gross depreciation                               (66,528,029)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $215,433,847

          AS OF 9/30/06
          Undistributed ordinary income                      9,001,327
          Capital loss carryforwards                      (543,740,442)
          Other temporary differences                         (240,637)
          Net unrealized appreciation (depreciation)       171,035,083

The aggregate cost above includes prior fiscal year end tax adjustments.

As of September 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          9/30/11                                        $(543,740,442)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund's average daily net assets.

The investment adviser reimbursed the fund $73,119 for a trade correction. This amount is included in the net realized gain on investment transactions on the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $28,843 and $110 for the six months ended March 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%          $2,529,821
Class B                             0.75%              0.25%              1.00%             1.00%           1,497,068
Class C                             0.75%              0.25%              1.00%             1.00%             830,031
Class W                             0.10%                 --              0.10%             0.10%                  53
Class R                             0.25%              0.25%              0.50%             0.50%              12,902
Class R1                            0.50%              0.25%              0.75%             0.75%               7,020
Class R2                            0.25%              0.25%              0.50%             0.50%               1,018
Class R3                            0.25%              0.25%              0.50%             0.50%               7,502
Class R4                               --              0.25%              0.25%             0.25%               2,232
Class 529A                          0.25%              0.25%              0.50%             0.35%                 738
Class 529B                          0.75%              0.25%              1.00%             1.00%                 640
Class 529C                          0.75%              0.25%              1.00%             1.00%               1,492
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $4,890,517

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    March 31, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2007, were as follows:

                                               AMOUNT
              Class A                          $5,338
              Class B                        $167,272
              Class C                          $3,837
              Class 529B                         $195
              Class 529C                          $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2007, were as follows:

                                               AMOUNT

              Class 529A                         $527
              Class 529B                          160
              Class 529C                          373
              ---------------------------------------
              Total Program Manager Fees       $1,060

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2007, the fee was $964,709, which equated to 0.0705% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $691,950. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended March 31, 2007 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                             ANNUAL
                                                          EFFECTIVE       TOTAL
                                              FEE RATE      RATE(g)      AMOUNT

Class R1                                         0.45%        0.35%      $4,212
Class R2                                         0.40%        0.25%         815
Class R3                                         0.25%        0.15%       3,751
Class R4                                         0.15%        0.15%       1,339
Class R5                                         0.10%        0.10%          30
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $10,147

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended March 31, 2007, this waiver amounted to $2,742 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $5,286. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $17,921. Both amounts are included in independent trustees' compensation for the six months ended March 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $248,656 at March 31, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $70,994 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2007, the fee paid to Tarantino LLC was $11,061. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $7,260, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,087,034,757 and $1,374,277,117, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                     3/31/07                           9/30/06
                                              SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    3,001,611       $71,831,814      10,877,688      $236,665,591
  Class B                                      356,327         7,931,545       1,164,712        23,695,482
  Class C                                      129,657         2,889,249         376,548         7,688,658
  Class I                                    2,303,987        56,675,742       5,189,880       115,059,798
  Class W                                           --                --           4,394           100,000
  Class R                                       18,265           433,862          43,034           928,381
  Class R1                                      92,260         2,082,784          68,248         1,375,763
  Class R2                                      14,468           329,018          21,737           435,605
  Class R3                                     161,487         3,887,554          99,626         2,141,392
  Class R4                                     103,169         2,515,415         179,848         3,948,400
  Class R5                                          --                --               4                75
  Class 529A (c)                                 1,038            24,973           6,444           137,947
  Class 529B (c)                                   243             5,312           3,107            62,165
  Class 529C (c)                                 2,094            46,229           5,039           102,663
----------------------------------------------------------------------------------------------------------
                                             6,184,606      $148,653,497      18,040,309      $392,341,920

Shares issued to shareholders in
reinvestment of distributions
  Class A                                      148,003        $3,541,715          89,358        $1,936,387
  Class B                                           --                --              --                --
  Class C                                           --                --              --                --
  Class I                                      202,388         4,926,117         136,063         2,998,800
  Class W                                           24               589              --                --
  Class R                                          114             2,686             327             7,032
  Class R1                                          --                --             200             4,032
  Class R2                                          --                --              99             2,001
  Class R3                                         247             5,821              45               956
  Class R4                                         163             3,883               7               154
  Class R5                                          14               320              11               232
  Class 529A (c)                                    21               496              --                --
  Class 529B (c)                                    --                --              --                --
  Class 529C (c)                                    --                --              --                --
----------------------------------------------------------------------------------------------------------
                                               350,974        $8,481,627         226,110        $4,949,594

Shares reacquired
  Class A                                  (13,802,135)    $(329,767,478)    (18,897,227)    $(411,413,016)
  Class B                                   (4,117,605)      (91,873,212)    (13,308,540)     (270,093,541)
  Class C                                   (1,312,969)      (29,175,094)     (2,775,308)      (56,474,690)
  Class I                                     (746,764)      (18,271,057)       (982,371)      (21,968,912)
  Class R                                     (115,170)       (2,750,774)       (126,110)       (2,713,237)
  Class R1                                     (92,883)       (2,092,592)        (18,298)         (367,594)
  Class R2                                     (17,495)         (396,954)         (4,959)         (101,244)
  Class R3                                    (132,574)       (3,180,792)        (44,770)         (950,818)
  Class R4                                     (74,514)       (1,798,711)       (101,897)       (2,265,964)
  Class R5                                          --                --              (4)              (79)
  Class 529A (c)                               (19,826)         (484,513)           (973)          (20,837)
  Class 529B (c)                                (6,773)         (152,689)         (1,381)          (27,567)
  Class 529C (c)                               (15,989)         (361,731)           (805)          (16,574)
----------------------------------------------------------------------------------------------------------
                                           (20,454,697)    $(480,305,597)    (36,262,643)    $(766,414,073)

Net change
  Class A                                  (10,652,521)    $(254,393,949)     (7,930,181)    $(172,811,038)
  Class B                                   (3,761,278)      (83,941,667)    (12,143,828)     (246,398,059)
  Class C                                   (1,183,312)      (26,285,845)     (2,398,760)      (48,786,032)
  Class I                                    1,759,611        43,330,802       4,343,572        96,089,686
  Class W                                           24               589           4,394           100,000
  Class R                                      (96,791)       (2,314,226)        (82,749)       (1,777,824)
  Class R1                                        (623)           (9,808)         50,150         1,012,201
  Class R2                                      (3,027)          (67,936)         16,877           336,362
  Class R3                                      29,160           712,583          54,901         1,191,530
  Class R4                                      28,818           720,587          77,958         1,682,590
  Class R5                                          14               320              11               228
  Class 529A (c)                               (18,767)         (459,044)          5,471           117,110
  Class 529B (c)                                (6,530)         (147,377)          1,726            34,598
  Class 529C (c)                               (13,895)         (315,502)          4,234            86,089
----------------------------------------------------------------------------------------------------------
                                           (13,919,117)    $(323,170,473)    (17,996,224)    $(369,122,559)

(c) Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 5%, 4%, 10%, and 13%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2007, the fund's commitment fee and interest expense were $9,030 and $6,596, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                SEMIANNUAL REPORT

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
EXPENSE TABLE                                                     3
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                          5
-------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              16
-------------------------------------------------------------------
STATEMENT OF OPERATIONS                                          19
-------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                              21
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             23
-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                    37
-------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    49
-------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                            49
-------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                   49
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
-------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        3/31/07
                                                                        MIO-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              96.3%
              Cash & Other Net Assets                     3.7%

              TOP TEN HOLDINGS

              Talisman Energy, Inc.                       1.5%
              ------------------------------------------------
              ThyssenKrupp AG                             1.4%
              ------------------------------------------------
              Henkel KGaA, IPS                            1.3%
              ------------------------------------------------
              Continental AG                              1.2%
              ------------------------------------------------
              Christian Dior S.A.                         1.1%
              ------------------------------------------------
              Symrise AG                                  1.1%
              ------------------------------------------------
              CNP Assurances S.A.                         1.0%
              ------------------------------------------------
              NAMCO BANDAI Holdings, Inc.                 1.0%
              ------------------------------------------------
              Natixis S.A.                                0.9%
              ------------------------------------------------
              TNT N.V.                                    0.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.7%
              ------------------------------------------------
              Industrial Goods & Services                11.2%
              ------------------------------------------------
              Technology                                  9.4%
              ------------------------------------------------
              Leisure                                     7.7%
              ------------------------------------------------
              Consumer Staples                            7.5%
              ------------------------------------------------
              Utilities & Communications                  6.5%
              ------------------------------------------------
              Basic Materials                             6.2%
              ------------------------------------------------
              Health Care                                 5.7%
              ------------------------------------------------
              Autos & Housing                             5.3%
              ------------------------------------------------
              Energy                                      4.6%
              ------------------------------------------------
              Special Products & Services                 4.1%
              ------------------------------------------------
              Retailing                                   3.7%
              ------------------------------------------------
              Transportation                              3.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Japan                                      15.5%
              ------------------------------------------------
              United Kingdom                             14.4%
              ------------------------------------------------
              Germany                                    14.2%
              ------------------------------------------------
              France                                      8.3%
              ------------------------------------------------
              Canada                                      5.0%
              ------------------------------------------------
              Netherlands                                 4.1%
              ------------------------------------------------
              United States                               3.8%
              ------------------------------------------------
              Switzerland                                 3.7%
              ------------------------------------------------
              Italy                                       3.7%
              ------------------------------------------------
              Other Countries                            27.3%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2006 through March 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    10/01/06-
Class                       Ratio       10/01/06        3/31/07        3/31/07
--------------------------------------------------------------------------------
        Actual              1.45%      $1,000.00       $1,188.70        $7.91
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.45%      $1,000.00       $1,017.70        $7.29
--------------------------------------------------------------------------------
        Actual              2.15%      $1,000.00       $1,184.40       $11.71
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.15%      $1,000.00       $1,014.21       $10.80
--------------------------------------------------------------------------------
        Actual              2.15%      $1,000.00       $1,184.10       $11.71
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.15%      $1,000.00       $1,014.21       $10.80
--------------------------------------------------------------------------------
        Actual              1.15%      $1,000.00       $1,190.40        $6.28
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.15%      $1,000.00       $1,019.20        $5.79
--------------------------------------------------------------------------------
        Actual              1.65%      $1,000.00       $1,187.50        $9.00
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.65%      $1,000.00       $1,016.70        $8.30
--------------------------------------------------------------------------------
        Actual              2.25%      $1,000.00       $1,183.70       $12.25
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.25%      $1,000.00       $1,013.71       $11.30
--------------------------------------------------------------------------------
        Actual              1.89%      $1,000.00       $1,185.80       $10.30
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.89%      $1,000.00       $1,015.51        $9.50
--------------------------------------------------------------------------------
        Actual              1.79%      $1,000.00       $1,187.00        $9.76
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.79%      $1,000.00       $1,016.01        $9.00
--------------------------------------------------------------------------------
        Actual              1.54%      $1,000.00       $1,188.10        $8.40
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.54%      $1,000.00       $1,017.25        $7.75
--------------------------------------------------------------------------------
        Actual              1.25%      $1,000.00       $1,189.90        $6.82
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.25%      $1,000.00       $1,018.70        $6.29
--------------------------------------------------------------------------------
        Actual              1.75%      $1,000.00       $1,187.00        $9.54
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.75%      $1,000.00       $1,016.21        $8.80
--------------------------------------------------------------------------------
        Actual              2.40%      $1,000.00       $1,183.00       $13.06
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.40%      $1,000.00       $1,012.96       $12.04
--------------------------------------------------------------------------------
        Actual              2.40%      $1,000.00       $1,183.00       $13.06
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.40%      $1,000.00       $1,012.96       $12.04
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
3/31/07 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.3%
-------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------
Aerospace - 1.7%
-------------------------------------------------------------------------------------------------------------
Cobham PLC                                                                        4,708,950    $   19,458,166
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                 557,850        25,583,001
Finmeccanica S.p.A. (l)                                                           1,178,530        35,459,256
                                                                                               --------------
                                                                                               $   80,500,423
-------------------------------------------------------------------------------------------------------------
Airlines - 2.6%
-------------------------------------------------------------------------------------------------------------
Air Berlin PLC (a)(l)                                                               964,701    $   22,287,770
Air France-KLM                                                                      440,420        20,085,633
Arriva PLC                                                                        1,326,120        19,413,966
British Airways PLC (a)                                                           1,908,480        18,250,820
Deutsche Lufthansa AG (l)                                                           748,080        20,310,154
Japan Airlines Corp. (a)                                                          6,000,000        12,416,337
Societa Iniziative Autostradali e Servizi S.p.A. (l)                                571,740         9,005,842
                                                                                               --------------
                                                                                               $  121,770,522
-------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V., "C"                                                    2,588,780    $   13,250,427
Pernod Ricard S.A. (l)                                                               30,360         6,155,432
Remy Cointreau S.A. (l)                                                              44,876         3,027,647
                                                                                               --------------
                                                                                               $   22,433,506
-------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.8%
-------------------------------------------------------------------------------------------------------------
Adidas AG (l)                                                                       253,600    $   13,861,773
Burberry Group PLC                                                                  279,600         3,592,600
Hugo Boss AG                                                                         37,400         2,394,404
Hugo Boss AG, IPS (l)                                                                33,500         1,946,085
Li & Fung Ltd.                                                                    4,811,000        15,187,234
Valentino Fashion Group S.p.A. (l)                                                   24,470           988,197
                                                                                               --------------
                                                                                               $   37,970,293
-------------------------------------------------------------------------------------------------------------
Automotive - 2.0%
-------------------------------------------------------------------------------------------------------------
Continental AG (l)                                                                  426,553    $   55,118,405
Kongsberg Automotive A.S.A.                                                         261,000         2,318,473
Leoni AG                                                                            287,280        11,827,874
Takata Corp.                                                                        320,000        12,587,621
Toyota Industries Corp.                                                             294,700        13,867,134
                                                                                               --------------
                                                                                               $   95,719,507
-------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%
-------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)(l)                                                                152,010    $   35,431,890
CSL Ltd.                                                                            311,152        20,743,316
Speedel Holding AG (a)                                                               50,000         7,377,386
                                                                                               --------------
                                                                                               $   63,552,592
-------------------------------------------------------------------------------------------------------------
Broadcasting - 2.4%
-------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                      54,307    $    1,214,057
Fuji Television Network, Inc.                                                        13,000        30,128,613
Gestevision Telecinco S.A. (l)                                                      591,550        17,087,391
Grupo Televisa S.A., ADR                                                            480,580        14,321,284
Nippon Television Network Corp.                                                     105,000        17,253,872
WPP Group PLC                                                                     2,390,390        36,217,460
                                                                                               --------------
                                                                                               $  116,222,677
-------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
-------------------------------------------------------------------------------------------------------------
Aberdeen Asset Management PLC                                                     3,884,430    $   16,624,365
Almancora SCA                                                                        22,400         3,395,249
EFG International                                                                   371,100        16,185,237
Julius Baer Holding Ltd. (l)                                                        226,300        30,876,020
Partners Group Holdings                                                              37,970         4,577,522
Rathbone Brothers PLC                                                               788,548        20,341,798
Van Lanschot N.V.                                                                    34,657         3,017,170
                                                                                               --------------
                                                                                               $   95,017,361
-------------------------------------------------------------------------------------------------------------
Business Services - 2.3%
-------------------------------------------------------------------------------------------------------------
Amadeus Fire AG                                                                     189,958    $    4,720,975
Amdocs Ltd. (a)(l)                                                                  414,040        15,104,179
Bunzl PLC                                                                         2,263,547        32,024,098
Intertek Group PLC                                                                  476,380         8,497,278
JFE Shoji Holdings, Inc.                                                          1,947,000         9,718,885
John Menzies PLC                                                                    199,609         2,083,646
Kloeckner & Co. AG (a)(l)                                                            94,640         5,200,826
Satyam Computer Services Ltd., ADR (l)                                            1,231,740        27,960,498
TAKKT AG                                                                            314,000         5,635,815
                                                                                               --------------
                                                                                               $  110,946,200
-------------------------------------------------------------------------------------------------------------
Cable TV - 0.6%
-------------------------------------------------------------------------------------------------------------
NDS Group PLC, ADR (a)(l)                                                            61,500    $    3,071,310
Shaw Communications, Inc.                                                           647,900        23,920,468
                                                                                               --------------
                                                                                               $   26,991,778
-------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
-------------------------------------------------------------------------------------------------------------
Hoganas AB                                                                          165,700    $    4,199,742
Syngenta AG                                                                         100,380        19,205,357
Victrex PLC                                                                         149,600         2,284,293
                                                                                               --------------
                                                                                               $   25,689,392
-------------------------------------------------------------------------------------------------------------
Computer Software - 0.2%
-------------------------------------------------------------------------------------------------------------
Business Objects S.A. (a)(l)                                                        133,280    $    4,850,196
Check Point Software Technologies Ltd. (a)                                           92,600         2,063,128
                                                                                               --------------
                                                                                               $    6,913,324
-------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
-------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                        3,000,000    $    5,729,674
Cap Gemini S.A.                                                                     472,780        35,982,020
Detica Group PLC                                                                    174,500         1,418,091
HCL Technologies Ltd.                                                             2,474,000        16,586,302
Indra Sistemas S.A. (l)                                                              99,200         2,499,835
                                                                                               --------------
                                                                                               $   62,215,922
-------------------------------------------------------------------------------------------------------------
Conglomerates - 1.5%
-------------------------------------------------------------------------------------------------------------
DCC PLC                                                                             151,000    $    5,315,574
Smiths Group PLC                                                                    130,400         2,637,723
ThyssenKrupp AG (l)                                                               1,313,140        64,954,582
                                                                                               --------------
                                                                                               $   72,907,879
-------------------------------------------------------------------------------------------------------------
Construction - 3.0%
-------------------------------------------------------------------------------------------------------------
CRH PLC                                                                             745,340    $   31,851,669
Geberit AG                                                                            1,800         2,769,914
Kaufman & Broad S.A.                                                                 60,200         4,520,561
Nexity International                                                                370,020        31,526,348
Schindler Holding AG (l)                                                            161,900         9,858,953
Sekisui Chemical Co. Ltd. (l)                                                     3,000,000        23,742,100
Wienerberger AG (l)                                                                 631,650        39,435,368
                                                                                               --------------
                                                                                               $  143,704,913
-------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.2%
-------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                  852,960    $   19,515,725
Avon Products, Inc.                                                                 382,850        14,264,991
Beiersdorf AG                                                                        87,000         5,931,203
Christian Dior S.A.                                                                 435,750        52,954,951
Estee Lauder Cos., Inc., "A" (l)                                                     86,800         4,240,180
Henkel KGaA, IPS (l)                                                                418,500        61,851,916
Kao Corp. (l)                                                                       800,000        23,359,424
Kimberly-Clark de Mexico S.A. de C.V., "A"                                        3,408,690        15,366,501
Reckitt Benckiser PLC                                                               615,658        32,054,416
Societe BIC S.A. (l)                                                                 65,824         4,601,811
Uni-Charm Corp. (l)                                                                 246,500        15,542,137
                                                                                               --------------
                                                                                               $  249,683,255
-------------------------------------------------------------------------------------------------------------
Containers - 0.4%
-------------------------------------------------------------------------------------------------------------
Smurfit Kappa PLC (a)                                                               694,933    $   17,354,509
-------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
-------------------------------------------------------------------------------------------------------------
Hitachi Cable (l)                                                                 1,900,000    $   10,733,966
Keyence Corp.                                                                        40,000         9,029,246
Legrand S.A. (l)                                                                    932,520        30,822,023
Mitsubishi Electric Corp.                                                         3,146,000        32,155,379
Nexans S.A. (l)                                                                     159,050        21,027,936
OMRON Corp.                                                                         300,000         8,073,348
Pfeiffer Vacuum Technology AG (l)                                                    55,950         5,091,315
Saft Groupe S.A.                                                                    251,170         8,422,524
                                                                                               --------------
                                                                                               $  125,355,737
-------------------------------------------------------------------------------------------------------------
Electronics - 6.2%
-------------------------------------------------------------------------------------------------------------
ARM Holdings PLC (l)                                                              8,676,140    $   22,876,514
ASM Pacific Technology Ltd.                                                       3,500,000        20,648,439
ASML Holding N.V. (a)(l)                                                          1,407,272        34,829,982
ASML Holding N.V. (a)                                                               134,500         3,321,138
Cenit AG Systemhaus                                                                 113,000         1,851,615
EPCOS AG (l)                                                                        241,620         4,217,317
Funai Electric Co. Ltd. (l)                                                         200,000        19,100,981
Hirose Electric Co., Ltd. (l)                                                       189,100        22,631,714
Konica Minolta Holdings, Inc.                                                     3,239,500        42,362,779
Melexis N.V.                                                                        184,500         3,474,108
Nippon Electric Glass Co. Ltd.                                                      975,000        16,939,270
SAES Getters S.p.A.                                                                 113,180         4,384,754
SAES Getters S.p.A.                                                                  30,940         1,015,204
Taiyo Yuden Co.                                                                     400,000         8,274,685
Tokyo Electron Ltd. (l)                                                             372,200        26,036,148
USHIO America, Inc. (l)                                                             327,100         6,317,352
Vacon Oyj (l)                                                                       184,100         6,881,522
Venture Corp. Ltd.                                                                2,000,000        19,244,711
Wincor Nixdorf AG                                                                   100,000         9,316,102
Wolfson Microelectronics PLC (a)                                                  3,855,490        22,455,865
                                                                                               --------------
                                                                                               $  296,180,200
-------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.0%
-------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                 240,420    $    9,407,635
Niko Resources Ltd.                                                                 100,000         7,280,139
OMV AG                                                                               74,100         4,665,817
Talisman Energy, Inc.                                                             4,141,740        72,776,802
                                                                                               --------------
                                                                                               $   94,130,393
-------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.6%
-------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. (l)                                                              778,980    $   28,837,840
-------------------------------------------------------------------------------------------------------------
Engineering - Construction - 1.7%
-------------------------------------------------------------------------------------------------------------
Bilfinger Berger AG                                                                 337,970    $   30,745,430
HASEKO Corp. (a)(l)                                                               4,000,000        14,601,638
North American Energy Partners, Inc. (a)                                          1,076,950        22,712,876
Terna S.A.                                                                          800,000        14,957,045
                                                                                               --------------
                                                                                               $   83,016,989
-------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.6%
-------------------------------------------------------------------------------------------------------------
Associated British Foods PLC                                                      2,549,866    $   43,350,050
Kerry Group PLC                                                                     605,250        16,812,253
Nong Shim Co. Ltd.                                                                   65,398        17,030,729
                                                                                               --------------
                                                                                               $   77,193,032
-------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
-------------------------------------------------------------------------------------------------------------
Lawson, Inc. (l)                                                                    300,000    $   11,498,193
-------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
-------------------------------------------------------------------------------------------------------------
Sonae Industria SGPS, S.A. (a)                                                      400,000    $    4,930,483
Votorantim Celulose e Papel S.A., ADR                                               608,770        11,140,491
                                                                                               --------------
                                                                                               $   16,070,974
-------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.3%
-------------------------------------------------------------------------------------------------------------
Ekornes A.S.A. (l)                                                                  104,600    $    2,503,586
SARE Holding S.A. de C.V., "B" (a)                                                7,595,467        12,553,070
                                                                                               --------------
                                                                                               $   15,056,656
-------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
-------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                             5,832,450    $   34,113,901
Ladbrokes PLC                                                                     4,324,286        34,248,282
OPAP S.A.                                                                            37,300         1,430,609
William Hill PLC                                                                  2,002,120        25,055,653
                                                                                               --------------
                                                                                               $   94,848,445
-------------------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
-------------------------------------------------------------------------------------------------------------
Daiei, Inc. (a)(l)                                                                  600,000    $    8,640,858
Don Quijote Co. Ltd. (l)                                                            544,000        10,701,619
                                                                                               --------------
                                                                                               $   19,342,477
-------------------------------------------------------------------------------------------------------------
Insurance - 5.6%
-------------------------------------------------------------------------------------------------------------
Admiral Group PLC                                                                   317,300    $    7,173,789
Aflac, Inc.                                                                         901,480        42,423,649
Amlin PLC                                                                         3,690,080        20,584,833
Benfield Group PLC                                                                2,236,410        14,268,881
Catlin Group Ltd.                                                                 4,231,120        41,669,465
CNP Assurances S.A. (l)                                                             427,032        49,717,018
Hiscox Ltd.                                                                       3,325,102        17,616,482
Jardine Lloyd Thompson Group PLC (l)                                              2,314,100        20,035,182
Kiln PLC                                                                          5,000,000        11,609,420
Legal & General Group PLC                                                         4,738,810        14,826,032
QBE Insurance Group Ltd.                                                            973,661        24,854,554
                                                                                               --------------
                                                                                               $  264,779,305
-------------------------------------------------------------------------------------------------------------
Internet - 0.5%
-------------------------------------------------------------------------------------------------------------
Freenet AG (a)(l)                                                                   625,650    $   19,217,065
Reply S.p.A.                                                                         15,491           517,187
Universo Online S.A., IPS (a)                                                     1,057,500         5,585,243
                                                                                               --------------
                                                                                               $   25,319,495
-------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.7%
-------------------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                                     500,000    $    6,180,228
Konami Corp. (l)                                                                    499,600        13,359,990
NAMCO BANDAI Holdings, Inc. (l)                                                   3,027,200        47,043,039
Sankyo Co., Ltd.                                                                    300,000        13,129,443
                                                                                               --------------
                                                                                               $   79,712,700
-------------------------------------------------------------------------------------------------------------
Machinery & Tools - 5.1%
-------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                 564,600    $   18,756,669
Burckhardt Compression Holding AG (a)                                                18,405         3,021,558
Demag Cranes AG                                                                     347,920        22,669,294
Finning International, Inc.                                                         687,970        31,779,083
GEA Group AG                                                                        828,600        22,927,804
Harsco Corp.                                                                        200,000         8,972,000
KCI Konecranes PLC (l)                                                            1,061,592        35,584,359
Mitsui Mining & Smelting Co. Ltd. (l)                                             5,179,000        28,446,139
Neopost S.A.                                                                        195,628        27,953,911
Rotork PLC                                                                          136,600         2,277,975
Wartsila Corp. (l)                                                                  682,600        42,196,968
                                                                                               --------------
                                                                                               $  244,585,760
-------------------------------------------------------------------------------------------------------------
Major Banks - 4.2%
-------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                              107,400    $    3,176,916
Bank of Ireland                                                                     946,300        20,371,437
Chiba Bank Ltd.                                                                   2,988,000        26,163,659
Deutsche Postbank AG (l)                                                            388,830        33,892,309
Erste Bank der Oesterreichischen Sparkassen AG                                      102,050         7,945,283
Joyo Bank Ltd.                                                                    2,500,000        15,515,326
Natixis S.A.                                                                      1,846,060        44,893,508
Raiffeisen International Bank Holding AG                                            201,570        28,366,900
Shizuoka Bank Ltd. (l)                                                            1,600,000        16,961,280
Svenska Handelsbanken AB, "A"                                                       113,900         3,384,299
                                                                                               --------------
                                                                                               $  200,670,917
-------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
-------------------------------------------------------------------------------------------------------------
OPG Groep NV                                                                        246,690    $   30,885,213
-------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.7%
-------------------------------------------------------------------------------------------------------------
Biomet, Inc. (l)                                                                    111,600    $    4,741,884
DENTSPLY International, Inc.                                                        499,200        16,348,800
Fresenius AG, IPS                                                                   282,000        22,445,183
Miraca Holdings, Inc. (l)                                                           300,000         6,311,550
QIAGEN N.V. (a)(l)                                                                  200,600         3,407,578
Straumann Holding AG (l)                                                             22,352         6,410,198
Synthes, Inc.                                                                       169,330        20,901,498
                                                                                               --------------
                                                                                               $   80,566,691
-------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.0%
-------------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                         230,000    $   15,339,983
Inmet Mining Corp.                                                                  576,610        31,756,058
Salzgitter AG                                                                       255,370        37,281,835
Steel Authority of India Ltd.                                                     4,000,000        10,518,808
                                                                                               --------------
                                                                                               $   94,896,684
-------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-------------------------------------------------------------------------------------------------------------
Gaz de France (l)                                                                   472,300    $   21,911,673
-------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
-------------------------------------------------------------------------------------------------------------
Enagas S.A. (l)                                                                     281,900    $    7,280,804
-------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.4%
-------------------------------------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. (a)                                          171,110    $   16,521,196
-------------------------------------------------------------------------------------------------------------
Oil Services - 2.0%
-------------------------------------------------------------------------------------------------------------
Acergy S.A. (a)(l)                                                                  998,520    $   21,312,382
Fugro N.V. (l)                                                                      287,846        14,607,355
GlobalSantaFe Corp.                                                                 295,540        18,228,907
Saipem S.p.A. (l)                                                                   752,450        21,956,185
Vallourec S.A. (l)                                                                   73,100        18,702,313
                                                                                               --------------
                                                                                               $   94,807,142
-------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 7.9%
-------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                      1,234,500    $   20,757,538
Akbank T.A.S.                                                                     1,981,260        13,215,450
Anglo Irish Bank Corp. PLC                                                        1,182,878        25,274,800
Banche Popolari Unite S.c.p.a. (l)                                                1,466,300        43,373,488
Banco Nossa Caixa S.A.                                                              597,880         8,509,632
Banco Santander Chile, ADR                                                          192,770         9,613,440
Bank of Queensland Ltd. (l)                                                         557,003         7,808,038
Close Brothers Group PLC                                                            268,400         5,349,959
Credito Emiliano S.p.A.                                                             183,700         2,892,595
CSU Cardsystem S.A. (a)                                                           1,629,990         8,996,595
DEPFA Bank PLC (l)                                                                1,393,180        24,875,191
Hachijuni Bank Ltd.                                                               2,250,000        15,612,902
Hana Financial Group, Inc.                                                          587,151        30,393,552
Housing Development Finance Corp. Ltd.                                              425,000        14,860,577
Komercni Banka A.S.                                                                 150,000        26,071,967
Northern Rock PLC                                                                   128,180         2,887,914
Old Mutual PLC                                                                   10,410,400        33,615,107
OTP Bank Ltd., GDR                                                                  200,100        18,209,100
Sapporo Hokuyo Holdings, Inc.                                                         1,600        16,027,845
SNS REAAL Groep N.V.                                                                997,760        23,064,866
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                    277,540        24,273,648
                                                                                               --------------
                                                                                               $  375,684,204
-------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
-------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                               5,950,380    $   39,841,738
-------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.0%
-------------------------------------------------------------------------------------------------------------
Merck KGaA (l)                                                                      285,000    $   36,735,839
Novo Nordisk A/S, "B" (l)                                                           333,770        30,448,773
Tanabe Seiyaku Co. Ltd. (l)                                                       2,049,000        27,883,586
                                                                                               --------------
                                                                                               $   95,068,198
-------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
-------------------------------------------------------------------------------------------------------------
Biffa PLC                                                                           434,932    $    2,944,003
-------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.2%
-------------------------------------------------------------------------------------------------------------
Aur Resources, Inc.                                                                 384,610    $    8,105,831
-------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
-------------------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                                           281,300    $    1,095,957
Fimalac S.A. (l)                                                                     26,500         2,441,871
Johnston Press PLC                                                                  249,100         2,280,440
Kadokawa Holdings, Inc. (l)                                                         551,600        17,982,647
PagesJaunes Groupe S.A.                                                              39,300           857,576
Reed Elsevier PLC                                                                   556,600         6,653,467
Schibsted A.S.A. (l)                                                                351,430        15,493,213
                                                                                               --------------
                                                                                               $   46,805,171
-------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
-------------------------------------------------------------------------------------------------------------
Jinhui Shipping & Transportation Ltd. (l)                                         2,000,000    $   10,889,949
-------------------------------------------------------------------------------------------------------------
Real Estate - 1.0%
-------------------------------------------------------------------------------------------------------------
Foncia Groupe                                                                        27,000    $    1,433,272
Hongkong Land Holdings Ltd.                                                       2,979,000        13,811,118
Hypo Real Estate Holding AG (l)                                                      35,100         2,237,780
Leopalace21 Corp.                                                                   353,600        11,707,118
Sumitomo Realty & Development Co. Ltd. (l)                                          500,000        18,942,486
                                                                                               --------------
                                                                                               $   48,131,774
-------------------------------------------------------------------------------------------------------------
Special Products & Services - 0.3%
-------------------------------------------------------------------------------------------------------------
Filtrona PLC                                                                      2,027,030    $   10,739,261
Whatman PLC                                                                         173,000           987,194
                                                                                               --------------
                                                                                               $   11,726,455
-------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.8%
-------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                          1,527,000    $   21,328,630
Clariant AG                                                                         723,774        12,418,275
Linde AG (l)                                                                        377,955        40,707,296
Lonza Group AG (l)                                                                   73,335         7,048,657
Rhodia S.A. (a)(l)                                                                  868,400         3,189,189
Symrise AG (a)                                                                    1,938,074        50,314,644
                                                                                               --------------
                                                                                               $  135,006,691
-------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.3%
-------------------------------------------------------------------------------------------------------------
Bulgari S.p.A. (l)                                                                1,742,600    $   25,156,556
Galiform PLC (a)                                                                  2,895,000         8,872,278
Inchcape PLC                                                                        226,500         2,542,625
NEXT PLC                                                                            524,690        23,219,387
Pendragon PLC                                                                     3,063,139         7,293,073
Praktiker Bau-und Heimwerkermarkte Holding AG (l)                                   875,030        30,896,706
Submarino S.A.                                                                      129,210         4,352,997
Yamada Denki Co. Ltd.                                                                78,350         7,303,222
                                                                                               --------------
                                                                                               $  109,636,844
-------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
-------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                              200,000    $   10,444,583
-------------------------------------------------------------------------------------------------------------
Telephone Services - 4.1%
-------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                    11,067,000    $   28,892,048
Elisa Oyj, "A" (l)                                                                  143,600         4,159,506
FastWeb S.p.A. (l)                                                                   50,400         3,219,953
Hellenic Telecommunications Organization S.A.                                       600,000        16,410,015
Royal KPN N.V. (l)                                                                2,662,930        41,465,422
Telecom Argentina S.A., ADR (a)                                                   1,036,020        22,108,667
Telekom Austria AG                                                                  609,300        15,224,139
Telenor A.S.A. (l)                                                                2,178,880        38,710,156
TELUS Corp. (non-voting shares)                                                     484,419        24,208,346
                                                                                               --------------
                                                                                               $  194,398,252
-------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
-------------------------------------------------------------------------------------------------------------
Swedish Match AB (l)                                                                644,400    $   11,511,262
-------------------------------------------------------------------------------------------------------------
Trucking - 0.9%
-------------------------------------------------------------------------------------------------------------
TNT N.V. (l)                                                                        964,940    $   44,238,653
-------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.5%
-------------------------------------------------------------------------------------------------------------
ACEA S.p.A. (l)                                                                     603,300    $   11,306,875
AES Tiete S.A., IPS                                                             229,097,000         7,228,789
British Energy Group PLC (a)                                                      2,946,820        28,252,960
CEZ AS                                                                              300,000        13,460,145
Equatorial Energia S.A., IEU                                                        987,160         8,961,113
                                                                                               --------------
                                                                                               $   69,209,882
-------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $3,606,338,177)                                          $4,586,706,059
-------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 3.0%
-------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $141,527,541 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in
a jointly traded account), at Cost                                             $141,464,000    $  141,464,000
-------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 16.0%
-------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                                 760,172,550    $  760,172,550
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $4,507,974,727)                                            $5,488,342,609
-------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (15.3)%                                                         (727,356,430)
-------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                            $4,760,986,179
-------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt
IEU    International Equity Unit
IPS    International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 3/31/07 (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $724,258,194 of securities
on loan (identified cost, $4,507,974,727)                           $5,488,342,609
Cash                                                                        66,059
Receivable for investments sold                                         82,083,795
Receivable for fund shares sold                                          5,883,701
Interest and dividends receivable                                       10,735,236
Other assets                                                                69,877
------------------------------------------------------------------------------------------------------
Total assets                                                                            $5,587,181,277
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to custodian                                                   $22,529,902
Distributions payable                                                        1,529
Payable for investments purchased                                       35,526,099
Payable for fund shares reacquired                                       6,915,416
Collateral for securities loaned, at value                             760,172,550
Payable to affiliates
  Management fee                                                           361,746
  Shareholder servicing costs                                              165,816
  Distribution and service fees                                            140,460
  Administrative services fee                                                5,034
  Program manager fees                                                         101
  Retirement plan administration and services fees                             870
Payable for independent trustees' compensation                              13,929
Accrued expenses and other liabilities                                     361,646
------------------------------------------------------------------------------------------------------
Total liabilities                                                                         $826,195,098
------------------------------------------------------------------------------------------------------
Net assets                                                                              $4,760,986,179
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $3,288,496,098
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            980,411,901
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                          494,538,153
Accumulated distributions in excess of net investment income            (2,459,973)
------------------------------------------------------------------------------------------------------
Net assets                                                                              $4,760,986,179
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  166,653,945
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $2,911,814,095
  Shares outstanding                                                   101,704,064
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $28.63
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $30.38
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $319,008,165
  Shares outstanding                                                    11,518,896
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $27.69
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $477,826,293
  Shares outstanding                                                    17,290,844
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $27.63
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $928,395,800
  Shares outstanding                                                    31,775,289
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $29.22
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $45,016,187
  Shares outstanding                                                     1,580,072
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $28.49
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $2,167,799
  Shares outstanding                                                        79,124
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $27.40
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $1,478,710
  Shares outstanding                                                        53,797
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $27.49
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $33,756,824
  Shares outstanding                                                     1,197,145
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $28.20
------------------------------------------------------------------------------------------------------

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $15,724,773
  Shares outstanding                                                       550,078
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $28.59
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $20,863,073
  Shares outstanding                                                       728,287
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $28.65
------------------------------------------------------------------------------------------------------

Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $3,186,525
  Shares outstanding                                                       112,330
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $28.37
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $30.10
------------------------------------------------------------------------------------------------------

Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                              $910,008
  Shares outstanding                                                        33,336
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $27.30
------------------------------------------------------------------------------------------------------

Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                              $837,927
  Shares outstanding                                                        30,683
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $27.31
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 3/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $40,424,757
  Income on securities loaned                                            2,084,339
  Interest                                                               1,218,440
  Other                                                                     16,923
  Foreign taxes withheld                                                (3,789,165)
----------------------------------------------------------------------------------------------------
Total investment income                                                                  $39,955,294
----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $21,263,726
  Distribution and service fees                                          9,063,486
  Program manager fees                                                       5,702
  Shareholder servicing costs                                            2,915,918
  Administrative services fee                                              305,412
  Retirement plan administration and services fees                          59,055
  Independent trustees' compensation                                        29,720
  Custodian fee                                                          1,186,340
  Shareholder communications                                               168,405
  Auditing fees                                                             24,491
  Legal fees                                                                41,383
  Miscellaneous                                                            273,495
----------------------------------------------------------------------------------------------------
Total expenses                                                                           $35,337,133
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (167,682)
  Reduction of expenses by investment adviser and distributor             (731,642)
----------------------------------------------------------------------------------------------------
Net expenses                                                                             $34,437,809
----------------------------------------------------------------------------------------------------
Net investment income                                                                     $5,517,485
----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $615,626,197
  Foreign currency transactions                                         (380,843)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                                       $615,245,354
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $71,371 decrease in deferred country tax)     $162,266,725
  Translation of assets and liabilities in foreign currencies            213,075
----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments
and foreign currency translation                                                        $162,479,800
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency                                                     $777,725,154
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $783,242,639
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                               SIX MONTHS ENDED             YEAR ENDED
                                                                        3/31/07                9/30/06
                                                                    (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                $5,517,485            $27,244,548
Net realized gain (loss) on investments
and foreign currency transactions                                   615,245,354            357,534,369
Net unrealized gain (loss) on investments
and foreign currency translation                                    162,479,800            246,622,943
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $783,242,639           $631,401,860
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(22,091,631)          $(11,054,615)
  Class B                                                              (460,681)                    --
  Class C                                                              (918,611)               (57,038)
  Class I                                                            (9,199,175)            (4,320,067)
  Class R                                                              (294,678)              (141,529)
  Class R1                                                               (4,147)                (3,933)
  Class R2                                                               (9,919)                  (999)
  Class R3                                                             (172,957)               (54,810)
  Class R4                                                              (86,964)                  (301)
  Class R5                                                             (186,371)                  (407)
  Class 529A                                                            (16,567)                (6,907)
  Class 529B                                                             (1,500)                    --
  Class 529C                                                               (247)                    --

Statements of Changes in Net Assets - continued

From net realized gain on investments and
foreign currency transactions
  Class A                                                         $(255,435,636)         $(143,516,331)
  Class B                                                           (30,408,036)           (20,010,309)
  Class C                                                           (43,456,557)           (24,869,952)
  Class I                                                           (76,340,811)           (36,970,915)
  Class R                                                            (4,162,286)            (2,213,532)
  Class R1                                                             (129,106)               (46,002)
  Class R2                                                             (121,013)               (13,645)
  Class R3                                                           (2,570,447)              (665,657)
  Class R4                                                             (911,460)                (3,829)
  Class R5                                                           (1,620,424)                (3,799)
  Class 529A                                                           (267,877)              (129,848)
  Class 529B                                                            (75,974)               (25,360)
  Class 529C                                                            (71,625)               (39,003)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(449,014,700)         $(244,148,788)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $156,679,955           $729,171,597
------------------------------------------------------------------------------------------------------
Redemption fees                                                         $21,900                $55,860
------------------------------------------------------------------------------------------------------
Total change in net assets                                         $490,929,794         $1,116,480,529
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            4,270,056,385          3,153,575,856
At end of period (including accumulated distributions in
excess of net investment income of $2,459,973 and
undistributed net investment income of $25,465,990,
respectively)                                                    $4,760,986,179         $4,270,056,385
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                              SIX MONTHS                               YEARS ENDED 9/30
                                                   ENDED     -------------------------------------------------------------------
CLASS A                                          3/31/07           2006            2005            2004          2003       2002
                                             (UNAUDITED)
Net asset value, beginning of period              $26.64         $24.15          $19.62          $15.48        $11.82     $11.68
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.04          $0.20           $0.11           $0.07         $0.07      $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.81           4.07            5.54            4.18          3.59       0.12
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $4.85          $4.27           $5.65           $4.25         $3.66      $0.14
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.23)        $(0.13)            $--          $(0.01)          $--        $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)          (1.12)          (0.10)           --      (0.00)(w)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.86)        $(1.78)         $(1.12)         $(0.11)          $--     $(0.00)(w)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)        $0.00(w)        $0.00(w)        $--        $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $28.63         $26.64          $24.15          $19.62        $15.48     $11.82
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                          18.87(n)       18.69           29.77           27.55         31.08       1.11
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.50(a)        1.55            1.61            1.63          1.81       1.89
Expenses after expense reductions (f)               1.45(a)        1.55            1.61            1.63          1.62       1.64
Net investment income                               0.31(a)        0.77            0.49            0.38          0.51       0.13
Portfolio turnover                                    43             68              55              61            88        130
Net assets at end of period (000 Omitted)     $2,911,814     $2,635,185      $1,984,799      $1,033,312      $371,042   $121,779
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                               YEARS ENDED 9/30
                                                   ENDED     -------------------------------------------------------------------
CLASS B                                          3/31/07           2006            2005            2004          2003       2002
                                             (UNAUDITED)
Net asset value, beginning of period              $25.77         $23.44          $19.19          $15.23        $11.70     $11.65
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $(0.05)         $0.03          $(0.04)         $(0.05)       $(0.02)    $(0.07)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.64           3.95            5.41            4.11          3.55       0.12
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $4.59          $3.98           $5.37           $4.06         $3.53      $0.05
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.04)           $--             $--             $--           $--        $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)          (1.12)          (0.10)           --      (0.00)(w)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.67)        $(1.65)         $(1.12)         $(0.10)          $--     $(0.00)(w)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)        $0.00(w)        $0.00(w)        $--        $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $27.69         $25.77          $23.44          $19.19        $15.23     $11.70
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         18.44(n)       17.92           28.94           26.73         30.17       0.43
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              2.15(a)        2.20            2.26            2.28          2.46       2.54
Expenses after expense reductions (f)               2.15(a)        2.20            2.26            2.28          2.27       2.29
Net investment income (loss)                       (0.40)(a)       0.10           (0.21)          (0.28)        (0.17)     (0.55)
Portfolio turnover                                    43             68              55              61            88        130
Net assets at end of period (000 Omitted)       $319,008       $311,077        $277,244        $186,920       $84,767    $45,299
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                               YEARS ENDED 9/30
                                                   ENDED       -----------------------------------------------------------------
CLASS C                                          3/31/07           2006            2005            2004          2003       2002
                                             (UNAUDITED)
Net asset value, beginning of period              $25.74         $23.41          $19.17          $15.22        $11.69     $11.63
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $(0.05)         $0.03          $(0.04)         $(0.05)       $(0.02)    $(0.07)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.63           3.95            5.40            4.10          3.55       0.13
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $4.58          $3.98           $5.36           $4.05         $3.53      $0.06
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.06)        $(0.00)(w)         $--             $--           $--        $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)          (1.12)          (0.10)           --      (0.00)(w)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.69)        $(1.65)         $(1.12)         $(0.10)          $--     $(0.00)(w)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)        $0.00(w)        $0.00(w)        $--        $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $27.63         $25.74          $23.41          $19.17        $15.22     $11.69
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         18.41(n)       17.96           28.92           26.69         30.20       0.52
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              2.15(a)        2.20            2.26            2.28          2.46       2.54
Expenses after expense reductions (f)               2.15(a)        2.20            2.26            2.28          2.27       2.29
Net investment income (loss)                       (0.39)(a)       0.11           (0.17)          (0.26)        (0.17)     (0.55)
Portfolio turnover                                    43             68              55              61            88        130
Net assets at end of period (000 Omitted)       $477,826       $435,798        $339,331        $189,941       $69,101    $28,694
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                               YEARS ENDED 9/30
                                                   ENDED       -----------------------------------------------------------------
CLASS I                                          3/31/07           2006            2005            2004          2003       2002
                                             (UNAUDITED)
Net asset value, beginning of period              $27.18         $24.59          $19.89          $15.65        $11.91     $11.73
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.09          $0.29           $0.19           $0.14         $0.12      $0.06
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.90           4.14            5.63            4.23          3.62       0.12
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $4.99          $4.43           $5.82           $4.37         $3.74      $0.18
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.32)        $(0.19)            $--          $(0.03)          $--        $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)          (1.12)          (0.10)           --      (0.00)(w)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.95)        $(1.84)         $(1.12)         $(0.13)          $--     $(0.00)(w)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)        $0.00(w)        $0.00(w)        $--        $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $29.22         $27.18          $24.59          $19.89        $15.65     $11.91
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            19.04(n)       19.09           30.24           28.05         31.40       1.53
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.15(a)        1.20            1.26            1.29          1.46       1.54
Expenses after expense reductions (f)               1.15(a)        1.20            1.26            1.29          1.27       1.29
Net investment income                               0.62(a)        1.11            0.87            0.75          0.89       0.46
Portfolio turnover                                    43             68              55              61            88        130
Net assets at end of period (000 Omitted)       $928,396       $791,709        $515,202        $232,247       $69,214    $13,456
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                           YEARS ENDED 9/30
                                                   ENDED        -----------------------------------------------------
CLASS R                                          3/31/07           2006            2005            2004       2003(i)
                                             (UNAUDITED)
Net asset value, beginning of period              $26.51         $24.05          $19.57          $15.47        $12.22
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.01          $0.15           $0.08           $0.06         $0.04
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.79           4.07            5.52            4.16          3.21
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $4.80          $4.22           $5.60           $4.22         $3.25
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.19)        $(0.11)            $--          $(0.02)          $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)          (1.12)          (0.10)           --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.82)        $(1.76)         $(1.12)         $(0.12)          $--
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)        $0.00(w)        $0.00(w)        $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $28.49         $26.51          $24.05          $19.57        $15.47
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            18.75(n)       18.54           29.58           27.40         26.60(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.65(a)        1.70            1.76            1.79          1.96(a)
Expenses after expense reductions (f)               1.65(a)        1.70            1.76            1.79          1.77(a)
Net investment income                               0.10(a)        0.61            0.37            0.34          0.44(a)
Portfolio turnover                                    43             68              55              61            88
Net assets at end of period (000 Omitted)        $45,016        $42,498         $29,525         $12,683        $1,596
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS            YEARS ENDED 9/30
                                                   ENDED         ----------------------
CLASS R1                                         3/31/07           2006         2005(i)
                                             (UNAUDITED)
Net asset value, beginning of period              $25.58         $23.43          $21.18
---------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $(0.05)         $0.01           $0.00(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.58           3.93            2.25(g)
---------------------------------------------------------------------------------------
Total from investment operations                   $4.53          $3.94           $2.25
---------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------
  From net investment income                      $(0.08)        $(0.14)            $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)             --
---------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.71)        $(1.79)            $--
---------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)        $0.00(w)
---------------------------------------------------------------------------------------
Net asset value, end of period                    $27.40         $25.58          $23.43
---------------------------------------------------------------------------------------
Total return (%) (r)(s)                            18.37(n)       17.83           10.62(n)
---------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Expenses before expense reductions (f)              2.35(a)        2.40            2.47(a)
Expenses after expense reductions (f)               2.25(a)        2.30            2.47(a)
Net investment income (loss)                       (0.41)(a)       0.05            0.01(a)
Portfolio turnover                                    43             68              55
Net assets at end of period (000 Omitted)         $2,168         $1,287            $192
---------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS            YEARS ENDED 9/30
                                                   ENDED         ----------------------
CLASS R2                                         3/31/07           2006         2005(i)
                                             (UNAUDITED)
Net asset value, beginning of period              $25.73         $23.46          $21.18
---------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $(0.02)         $0.06           $0.03
  Net realized and unrealized gain (loss)
  on investments and foreign currency               4.63           3.98            2.25(g)
---------------------------------------------------------------------------------------
Total from investment operations                   $4.61          $4.04           $2.28
---------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------
  From net investment income                      $(0.22)        $(0.12)            $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)             --
---------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.85)        $(1.77)            $--
---------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)        $0.00(w)
---------------------------------------------------------------------------------------
Net asset value, end of period                    $27.49         $25.73          $23.46
---------------------------------------------------------------------------------------
Total return (%) (r)(s)                            18.58(n)       18.25           10.76(n)
---------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Expenses before expense reductions (f)              2.04(a)        2.10            2.17(a)
Expenses after expense reductions (f)               1.89(a)        1.95            2.17(a)
Net investment income (loss)                       (0.16)(a)       0.26            0.33(a)
Portfolio turnover                                    43             68              55
Net assets at end of period (000 Omitted)         $1,479           $878            $170
---------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                   YEARS ENDED 9/30
                                                      ENDED          ----------------------------------
CLASS R3                                            3/31/07             2006         2005       2004(i)
                                                (UNAUDITED)

Net asset value, beginning of period                 $26.27           $23.91       $19.51        $16.95
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $0.00(w)         $0.14        $0.10        $(0.11)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  4.74             4.01         5.42          2.80
-------------------------------------------------------------------------------------------------------
Total from investment operations                      $4.74            $4.15        $5.52         $2.69
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.18)          $(0.14)         $--        $(0.03)
  From net realized gain on investments
  and foreign currency transactions                   (2.63)           (1.65)       (1.12)        (0.10)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.81)          $(1.79)      $(1.12)       $(0.13)
-------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)         $0.00(w)     $0.00(w)      $0.00(w)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $28.20           $26.27       $23.91        $19.51
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               18.70(n)         18.36        29.25         15.99(n)
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.90(a)          1.95         2.01          2.05(a)
Expenses after expense reductions (f)                  1.79(a)          1.85         2.01          2.05(a)
Net investment income (loss)                           0.00(a)(w)       0.54         0.44         (0.70)(a)
Portfolio turnover                                       43               68           55            61
Net assets at end of period (000 Omitted)           $33,757          $23,313       $4,468          $259
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS         YEARS ENDED 9/30
                                                      ENDED       --------------------
CLASS R4                                            3/31/07         2006       2005(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $26.64       $24.15        $21.75
--------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------
  Net investment income (d)                           $0.04        $0.21         $0.12
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  4.79         4.06          2.28(g)
--------------------------------------------------------------------------------------
Total from investment operations                      $4.83        $4.27         $2.40
--------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------
  From net investment income                         $(0.25)      $(0.13)          $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)       (1.65)           --
--------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.88)      $(1.78)          $--
--------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)     $0.00(w)      $0.00(w)
--------------------------------------------------------------------------------------
Net asset value, end of period                       $28.59       $26.64        $24.15
--------------------------------------------------------------------------------------
Total return (%) (r)(s)                               18.81(n)     18.71         11.03(n)
--------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.54(a)      1.59          1.68(a)
Expenses after expense reductions (f)                  1.54(a)      1.59          1.68(a)
Net investment income                                  0.26(a)      0.80          1.11(a)
Portfolio turnover                                       43           68            55
Net assets at end of period (000 Omitted)           $15,725       $8,192           $56
--------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                 SIX MONTHS         YEARS ENDED 9/30
                                                      ENDED       --------------------
CLASS R5                                            3/31/07          2006      2005(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $26.70        $24.19       $21.75
--------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------
  Net investment income (d)                           $0.07         $0.14        $0.16
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  4.81          4.20         2.28(g)
--------------------------------------------------------------------------------------
Total from investment operations                      $4.88         $4.34        $2.44
--------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------
  From net investment income                         $(0.30)       $(0.18)         $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)        (1.65)          --
--------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.93)       $(1.83)         $--
--------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)      $0.00(w)     $0.00(w)
--------------------------------------------------------------------------------------
Net asset value, end of period                       $28.65        $26.70       $24.19
--------------------------------------------------------------------------------------
Total return (%) (r)(s)                               18.99(n)      19.00        11.22(n)
--------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.25(a)       1.30         1.37(a)
Expenses after expense reductions (f)                  1.25(a)       1.30         1.37(a)
Net investment income                                  0.52(a)       0.52         1.41(a)
Portfolio turnover                                       43            68           55
Net assets at end of period (000 Omitted)           $20,863       $16,063          $56
--------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                           YEARS ENDED 9/30
                                                      ENDED       --------------------------------------------------------
CLASS 529A                                          3/31/07         2006         2005         2004         2003    2002(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $26.40       $23.97       $19.52       $15.43       $11.81     $12.74
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.00(w)     $0.13        $0.05        $0.03        $0.07      $0.00(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  4.76         4.04         5.52         4.16         3.55      (0.93)(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $4.76        $4.17        $5.57        $4.19        $3.62     $(0.93)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.16)      $(0.09)         $--          $--          $--        $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)       (1.65)       (1.12)       (0.10)          --         --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.79)      $(1.74)      $(1.12)      $(0.10)         $--        $--
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)     $0.00(w)     $0.00(w)     $0.00(w)       $--        $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $28.37       $26.40       $23.97       $19.52       $15.43     $11.81
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            18.70(n)     18.38        29.50        27.23        30.76      (7.38)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.75(a)      1.80         1.86         1.88         2.06       2.14(a)
Expenses after expense reductions (f)                  1.75(a)      1.80         1.86         1.88         1.87       1.89(a)
Net investment income                                  0.01(a)      0.52         0.25         0.16         0.50       0.09(a)
Portfolio turnover                                       43           68           55           61           88        130
Net assets at end of period (000 Omitted)            $3,187       $2,642       $1,731         $806         $297        $32
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                             YEARS ENDED 9/30
                                                      ENDED        ---------------------------------------------------------
CLASS 529B                                          3/31/07          2006         2005         2004         2003     2002(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $25.48        $23.25       $19.09       $15.19       $11.70      $12.63
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $(0.08)       $(0.03)      $(0.09)      $(0.09)      $(0.05)     $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  4.58          3.91         5.37         4.09         3.54       (0.91)(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $4.50         $3.88        $5.28        $4.00        $3.49      $(0.93)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.05)          $--          $--          $--          $--         $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)        (1.65)       (1.12)       (0.10)          --          --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.68)       $(1.65)      $(1.12)      $(0.10)         $--         $--
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)      $0.00(w)     $0.00(w)     $0.00(w)       $--         $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $27.30        $25.48       $23.25       $19.09       $15.19      $11.70
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            18.30(n)      17.62        28.61        26.41        29.83       (7.36)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.40(a)       2.45         2.50         2.53         2.71        2.79(a)
Expenses after expense reductions (f)                  2.40(a)       2.45         2.50         2.53         2.52        2.54(a)
Net investment loss                                   (0.62)(a)     (0.10)       (0.44)       (0.52)       (0.39)      (0.98)(a)
Portfolio turnover                                       43            68           55           61           88         130
Net assets at end of period (000 Omitted)              $910          $727         $297         $172          $70          $6
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                             YEARS ENDED 9/30
                                                      ENDED        ---------------------------------------------------------
CLASS 529C                                          3/31/07          2006         2005         2004         2003     2002(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $25.45        $23.22       $19.07       $15.17       $11.69      $12.62
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.08)       $(0.04)      $(0.08)      $(0.09)      $(0.01)     $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  4.58          3.92         5.35         4.09         3.49       (0.91)(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $4.50         $3.88        $5.27        $4.00        $3.48      $(0.93)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.01)          $--          $--          $--          $--         $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)        (1.65)       (1.12)       (0.10)          --          --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.64)       $(1.65)      $(1.12)      $(0.10)         $--         $--
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)      $0.00(w)     $0.00(w)     $0.00(w)       $--         $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $27.31        $25.45       $23.22       $19.07       $15.17      $11.69
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            18.30(n)      17.64        28.58        26.44        29.88       (7.45)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.40(a)       2.45         2.50         2.53         2.71        2.79(a)
Expenses after expense reductions (f)                  2.40(a)       2.45         2.50         2.53         2.52        2.54(a)
Net investment loss                                   (0.62)(a)     (0.14)       (0.39)       (0.50)       (0.09)      (0.92)(a)
Portfolio turnover                                       43            68           55           61           88         130
Net assets at end of period (000 Omitted)              $838          $688         $504         $252         $102          $7
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                               9/30/06

          Ordinary income (including any short-term
          capital gains)                                   $89,105,764
          Long-term capital gain                           155,043,024
          ------------------------------------------------------------
          Total distributions                             $244,148,788

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 3/31/07
          Cost of investments                           $4,513,937,465
          ------------------------------------------------------------
          Gross appreciation                            $1,016,473,830
          Gross depreciation                               (42,068,686)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $974,405,144

          AS OF 9/30/06
          Undistributed ordinary income                    $75,791,113
          Undistributed long-term capital gain             251,824,877
          Other temporary differences                       (1,563,638)
          Net unrealized appreciation (depreciation)       812,209,790

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average daily net assets        0.975%
          Average daily net assets in excess of $500 million    0.925%

The investment adviser has agreed in writing to reduce it's management fee to 0.85% of average daily net assets in excess of $5.0 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six months ended March 31, 2007 the fund's average daily net assets did not exceed $5.0 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended March 31, 2007, was equivalent to an annual effective rate of 0.93% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through January 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended March 31, 2007, the funds actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $51,856 and $1,040 for the six months ended March 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                       TOTAL         ANNUAL      DISTRIBUTION
                DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                    FEE RATE      FEE RATE           PLAN(d)        RATE(e)               FEE

Class A                0.10%         0.25%             0.35%          0.30%        $4,926,568
Class B                0.75%         0.25%             1.00%          1.00%         1,602,248
Class C                0.75%         0.25%             1.00%          1.00%         2,315,128
Class R                0.25%         0.25%             0.50%          0.50%           112,564
Class R1               0.50%         0.25%             0.75%          0.75%             5,769
Class R2               0.25%         0.25%             0.50%          0.50%             3,146
Class R3               0.25%         0.25%             0.50%          0.50%            70,658
Class R4                  --         0.25%             0.25%          0.25%            14,308
Class 529A             0.25%         0.25%             0.50%          0.35%             5,229
Class 529B             0.75%         0.25%             1.00%          1.00%             4,076
Class 529C             0.75%         0.25%             1.00%          1.00%             3,792
---------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                $9,063,486

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2007 based on each class' average daily net assets. 0.05% of the Class A distribution fee is currently being waived under a written waiver arrangement until such time as the fund is available for sale to new investors. For the six months ended March 31, 2007 this waiver amounted to $703,796 and is reflected as a reduction of total expenses on the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $12,706
              Class B                                    179,882
              Class C                                     21,869
              Class 529                                      177
              Class 529C                                      --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $3,735
              Class 529B                                   1,019
              Class 529C                                     948
              --------------------------------------------------
              Total Program Manager Fees                  $5,702

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2007, the fee was $1,599,977, which equated to 0.0700% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $630,417. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended March 31, 2007 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                             ANNUAL
                                                          EFFECTIVE       TOTAL
                                            FEE RATE        RATE(g)      AMOUNT

Class R1                                       0.45%          0.35%      $3,461
Class R2                                       0.40%          0.25%       2,517
Class R3                                       0.25%          0.15%      35,328
Class R4                                       0.15%          0.15%       8,585
Class R5                                       0.10%          0.10%       9,164
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $59,055

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended March 31, 2007, this waiver amounted to $15,845 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,669. This amount is included in independent trustees' compensation for the six months ended March 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $12,057 at March 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2007, the fee paid to Tarantino LLC was $18,305. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $12,001, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,929,273,100 and $2,362,343,601, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                      3/31/07                            9/30/06
                                              SHARES           AMOUNT           SHARES           AMOUNT

Shares sold
  Class A                                    9,124,637      $253,072,560      37,447,141       $945,649,665
  Class B                                      297,589         7,957,880       2,672,058         65,348,185
  Class C                                      866,461        22,980,056       5,084,433        124,340,976
  Class I                                    3,334,638        94,076,155       9,642,743        248,116,225
  Class R                                      309,653         8,520,338         861,404         21,598,620
  Class R1                                      84,645         2,261,808          51,152          1,231,297
  Class R2                                      55,175         1,487,119          39,301          1,008,499
  Class R3                                     665,012        18,287,304         863,078         21,423,999
  Class R4                                     465,387        12,938,891         355,823          9,169,292
  Class R5                                     236,978         6,560,079         690,063         18,441,405
  Class 529A                                     9,302           255,187          39,230            962,421
  Class 529B                                     2,139            56,001          15,331            374,668
  Class 529C                                     3,381            89,426           9,198            223,620
-----------------------------------------------------------------------------------------------------------
                                            15,454,997      $428,542,804      57,770,955     $1,457,888,872

Shares issued to shareholders in
reinvestment of distributions
  Class A                                    9,070,962      $244,734,559       5,863,361       $137,319,528
  Class B                                    1,031,476        26,973,094         780,129         17,763,531
  Class C                                    1,234,466        32,219,567         790,506         17,976,102
  Class I                                    2,778,594        76,439,133       1,551,339         36,968,403
  Class R                                      122,515         3,291,989          80,871          1,886,685
  Class R1                                       5,149           133,253           2,208             49,935
  Class R2                                       5,005           129,842             645             14,644
  Class R3                                     102,718         2,732,308          30,848            714,128
  Class R4                                      37,047           998,424             176              4,130
  Class R5                                         270             7,295             180              4,206
  Class 529A                                    10,629           284,444           5,879            136,755
  Class 529B                                     3,003            77,474           1,124             25,360
  Class 529C                                     2,785            71,872           1,731             39,002
-----------------------------------------------------------------------------------------------------------
                                            14,404,619      $388,093,254       9,108,997       $212,902,409

Shares reacquired
  Class A                                  (15,394,582)    $(426,606,878)    (26,577,761)     $(676,086,957)
  Class B                                   (1,879,553)      (50,434,027)     (3,208,715)       (78,971,033)
  Class C                                   (1,742,859)      (46,776,623)     (3,434,326)       (84,680,688)
  Class I                                   (3,466,829)      (97,740,008)     (3,018,619)       (77,877,820)
  Class R                                     (454,973)      (12,563,904)       (566,926)       (14,332,184)
  Class R1                                     (60,991)       (1,621,253)        (11,242)          (271,789)
  Class R2                                     (40,512)       (1,085,017)        (13,083)          (332,309)
  Class R3                                    (458,011)      (12,583,839)       (193,336)        (4,860,881)
  Class R4                                    (259,853)       (7,205,899)        (50,805)        (1,290,443)
  Class R5                                    (110,530)       (3,052,205)        (90,973)        (2,323,409)
  Class 529A                                    (7,664)         (212,294)        (17,274)          (437,358)
  Class 529B                                      (321)           (8,473)           (720)           (17,735)
  Class 529C                                    (2,507)          (65,683)         (5,618)          (137,078)
-----------------------------------------------------------------------------------------------------------
                                           (23,879,185)    $(659,956,103)    (37,189,398)     $(941,619,684)

Net change
  Class A                                    2,801,017       $71,200,241      16,732,741       $406,882,236
  Class B                                     (550,488)      (15,503,053)        243,472          4,140,683
  Class C                                      358,068         8,423,000       2,440,613         57,636,390
  Class I                                    2,646,403        72,775,280       8,175,463        207,206,808
  Class R                                      (22,805)         (751,577)        375,349          9,153,121
  Class R1                                      28,803           773,808          42,118          1,009,443
  Class R2                                      19,668           531,944          26,863            690,834
  Class R3                                     309,719         8,435,773         700,590         17,277,246
  Class R4                                     242,581         6,731,416         305,194          7,882,979
  Class R5                                     126,718         3,515,169         599,270         16,122,202
  Class 529A                                    12,267           327,337          27,835            661,818
  Class 529B                                     4,821           125,002          15,735            382,293
  Class 529C                                     3,659            95,615           5,311            125,544
-----------------------------------------------------------------------------------------------------------
                                             5,980,431      $156,679,955      29,690,554       $729,171,597

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 5%, 3%, and 3%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2007, the fund's commitment fee and interest expense were $13,260 and $26,406, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

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1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

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-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.